Cash Management Portfolio
Cash Management Portfolio
Investment goal
This portfolio seeks current income consistent with preservation of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Cash Management Portfolio	Cash Management Portfolio	Cash Management Portfolio Cash Management Portfolio, Class I	Cash Management Portfolio Cash Management Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.14%	0.14%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.37%	0.17%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Cash Management Portfolio Cash Management Portfolio (USD $)	Cash Management Portfolio, Class I	Cash Management Portfolio, Class P
1 year	38	17
3 years	119	55
5 years	208	96
10 years	468	217

Principal investment strategies

This portfolio invests in money market instruments that the portfolio manager believes have minimal credit risk. These investments principally include commercial paper and U.S. government obligations. The portfolio may also invest in asset- backed money market instruments and foreign money market instruments denominated in U.S. dollars. The portfolio’s dollar- weighted average term to maturity will not exceed 60 days. The portfolio’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The portfolio invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager.

Unlike many money market funds, the Cash Management Portfolio is not managed to maintain a constant net asset value (NAV). Instead, the NAV will change with the value of the investments in the portfolio. However, the portfolio complies with the maturity, quality, diversification and liquidity requirements of traditional money market funds that seek to maintain a constant NAV of  $1.00 per share.

Principal risks

An investment in the portfolio is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, the value of the portfolio’s investments and therefore the value of your shares may go up or down. It’s possible to lose money by investing in the portfolio. In periods of low prevailing interest rates, interest earned by the portfolio may not be sufficient to offset the portfolio’s expenses. This would result in negative yields and decreasing NAVs.

You should not rely on or expect the portfolio’s investment adviser or portfolio manager to purchase distressed assets from the portfolio, make capital infusions, enter into capital support agreements, or take other actions to prevent a decline in NAV. The portfolio’s NAV can be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Additionally, the actions of a few large investors in the portfolio may have a significant adverse effect on other shareholders.

The Cash Management Portfolio is intended to have the least investment risk of the Fund’s portfolios because its principal investment strategy is to invest in short-term securities that are either government guaranteed or have very high credit ratings. There is no guarantee that the portfolio will achieve its investment objective. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 1st quarter 2001: 1.34%; 1st quarter 2010: (0.03%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Cash Management Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Cash Management Portfolio	Cash Management Portfolio		(0.05%)	2.41%	2.19%
Cash Management Portfolio BofA Merrill Lynch U.S. 3-Month T-Bill Index	BofA Merrill Lynch U.S. 3-Month T-Bill Index	(reflects no deductions for fees, expenses or taxes)	0.13%	2.43%	2.38%

7-day yield ending December 31, 2010: 0.00%
Diversified Bond Portfolio
Diversified Bond Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Diversified Bond Portfolio	Diversified Bond Portfolio	Diversified Bond Portfolio Diversified Bond Portfolio, Class I	Diversified Bond Portfolio Diversified Bond Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.63%	0.43%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Diversified Bond Portfolio Diversified Bond Portfolio (USD $)	Diversified Bond Portfolio, Class I	Diversified Bond Portfolio, Class P
1 year	64	44
3 years	202	138
5 years	351	241
10 years	786	542

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 889.86% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in fixed income securities. When selecting securities the manager employs a team-oriented investment process which considers sector allocation, issue selection, duration exposure, term structure weighting and country/currency allocations. Generally, the manager expects the portfolio’s average duration to be within a range of 2.5 to 7 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

Principal investments include U.S. government and agency securities; corporate bonds and notes; convertible securities; and mortgage-backed securities. The portfolio may invest up to 25% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager. The portfolio may also invest up to 25% of its assets in foreign securities (equity and debt). However, the portfolio will not invest more than 20% of its assets in non-U.S. dollar denominated securities, including emerging markets.

The manager uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition,foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called “junk bonds”) have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 6.04%; 3rd quarter 2008: (2.95%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Diversified Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Diversified Bond Portfolio	Diversified Bond Portfolio		8.04%	4.20%	May 1, 2006
Diversified Bond Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	6.41%	May 1, 2006

Floating Rate Loan Portfolio
Floating Rate Loan Portfolio
Investment goal
This portfolio seeks a high level of current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Floating Rate Loan Portfolio		Floating Rate Loan Portfolio	Floating Rate Loan Portfolio Floating Rate Loan Portfolio, Class I	Floating Rate Loan Portfolio Floating Rate Loan Portfolio, Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.75%	0.75%
Service fee			0.20%	none
Other expenses			0.08%	0.08%
Total annual operating expenses			1.03%	0.83%
Less fee waiver	[1]		(0.10%)	(0.10%)
Total annual operating expenses after fee waiver			0.93%	0.73%
[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Floating Rate Loan Portfolio Floating Rate Loan Portfolio (USD $)	Floating Rate Loan Portfolio, Class I	Floating Rate Loan Portfolio, Class P
1 year	95	75
3 years	318	255
5 years	559	451
10 years	1,250	1,016

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 97.23% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the portfolio invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The portfolio may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the portfolio may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The portfolio may invest all or substantially all of its assets in senior loans and other debt instruments that are rated non- investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the portfolio could experience delays in receiving payments or suffer a loss. In an assignment, the portfolio effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments. Being classified as non-diversified does not prevent the manager from managing as though it were a diversified portfolio.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 7.86%; 4th quarter 2008: (22.25%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Floating Rate Loan Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Floating Rate Loan Portfolio	Floating Rate Loan Portfolio		7.27%	(2.09%)	May 1, 2007
Floating Rate Loan Portfolio S&P/LSTA Leveraged Loan Index	S&P/LSTA Leveraged Loan Index	(reflects no deductions for fees, expenses or taxes)	10.13%	4.56%	May 1, 2007

High Yield Bond Portfolio
High Yield Bond Portfolio
Investment goal
This portfolio seeks a high level of current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - High Yield Bond Portfolio	High Yield Bond Portfolio	High Yield Bond Portfolio High Yield Bond Portfolio, Class I	High Yield Bond Portfolio High Yield Bond Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.63%	0.43%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - High Yield Bond Portfolio High Yield Bond Portfolio (USD $)	High Yield Bond Portfolio, Class I	High Yield Bond Portfolio, Class P
1 year	64	44
3 years	202	138
5 years	351	241
10 years	786	542

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 120.48% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in non- investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The portfolio principally invests in intermediate to long terms to maturity which generally means holdings with final maturities greater than one year. Securities include bonds and notes, including those of foreign issuers which are denominated in U.S. dollars.

When selecting securities, the manager focuses on:

• Seeking high yields while addressing risk by looking for securities that offer the highest yields for their credit rating.

• Seeking gains by looking for securities that may be more creditworthy than their credit rating indicates. This involves an analysis of each potential security, and may include meeting with the company’s management team.

• Reducing credit risk by investing in many different issuers in a wide range of industries.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 12.57%; 4th quarter 2008: (14.09%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - High Yield Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
High Yield Bond Portfolio	High Yield Bond Portfolio		14.52%	6.92%	6.35%
High Yield Bond Portfolio Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	(reflects no deductions for fees, expenses or taxes)	14.94%	8.91%	9.01%

Inflation Managed Portfolio
Inflation Managed Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Inflation Managed Portfolio	Inflation Managed Portfolio	Inflation Managed Portfolio Inflation Managed Portfolio, Class I	Inflation Managed Portfolio Inflation Managed Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.63%	0.43%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Inflation Managed Portfolio Inflation Managed Portfolio (USD $)	Inflation Managed Portfolio, Class I	Inflation Managed Portfolio, Class P
1 year	64	44
3 years	202	138
5 years	351	241
10 years	786	542

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 406.13% of the average value of the portfolio.
Principal investment strategies

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation- indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and derivative instruments and forward commitments relating to the previously mentioned securities.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 3 years of the portfolio’s benchmark index duration.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

• Chooses companies to invest in by carrying out credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial portion of the portfolio is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its current and former benchmark indexes. The former benchmark index, Barclays Capital U.S. Government Bond Index, is being provided to compare performance of the portfolio prior to May 1, 2001, when the portfolio had a different investment focus. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2002: 7.28%; 3rd quarter 2008: (6.44%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Inflation Managed Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Inflation Managed Portfolio	Inflation Managed Portfolio		8.78%	5.69%	6.74%
Inflation Managed Portfolio Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index	(reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
Inflation Managed Portfolio Barclays Capital U.S. Government Bond Index	Barclays Capital U.S. Government Bond Index	(reflects no deductions for fees, expenses or taxes)	5.52%	5.45%	5.42%

Inflation Protected Portfolio
Inflation Protected Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Inflation Protected Portfolio		Inflation Protected Portfolio	Inflation Protected Portfolio Inflation Protected Portfolio, Class I	Inflation Protected Portfolio Inflation Protected Portfolio, Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.36%	0.36%
Service fee			0.20%	none
Other expenses	[1]		0.06%	0.06%
Total annual operating expenses			0.62%	0.42%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Inflation Protected Portfolio Inflation Protected Portfolio (USD $)	Inflation Protected Portfolio, Class I	Inflation Protected Portfolio, Class P
1 year	63	43
3 years	199	135

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation- indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers. Under normal market conditions, the portfolio may invest up to 40% of the portfolio’s assets in non-U.S. dollar denominated securities, 20% of which may be unhedged.

When selecting investments, the manager:

• Uses fundamental investment techniques to select investments.

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 20% (plus or minus) of the portfolio’s benchmark index duration.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

The manager frequently uses futures, forwards, swaps and options contracts (derivatives). Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against currency fluctuations. Total return swaps are used to receive the return of a reference asset, such as an index.

A portion of the portfolio is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market or the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Portfolio performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Managed Bond Portfolio
Managed Bond Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Managed Bond Portfolio	Managed Bond Portfolio	Managed Bond Portfolio Managed Bond Portfolio, Class I	Managed Bond Portfolio Managed Bond Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.39%	0.39%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.63%	0.43%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Managed Bond Portfolio Managed Bond Portfolio (USD $)	Managed Bond Portfolio, Class I	Managed Bond Portfolio, Class P
1 year	64	44
3 years	202	138
5 years	351	241
10 years	786	542

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 618.75% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The securities will principally include medium to high quality, investment grade securities with varying terms to maturity. The portfolio may invest in U.S. and foreign issuers (including emerging markets), including government and agency issued securities; mortgage- related securities; corporate bonds and notes; and commercial paper and other money market instruments. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 2 years of the portfolio’s benchmark index.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

• Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 9.85%; 3rd quarter 2008: (3.77%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Managed Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Managed Bond Portfolio	Managed Bond Portfolio		8.96%	8.07%	7.27%
Managed Bond Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

Short Duration Bond Portfolio
Short Duration Bond Portfolio
Investment goal
This portfolio seeks current income;
capital appreciation is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Short Duration Bond Portfolio	Short Duration Bond Portfolio	Short Duration Bond Portfolio Short Duration Bond Portfolio, Class I	Short Duration Bond Portfolio Short Duration Bond Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.63%	0.43%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Short Duration Bond Portfolio Short Duration Bond Portfolio (USD $)	Short Duration Bond Portfolio, Class I	Short Duration Bond Portfolio, Class P
1 year	64	44
3 years	202	138
5 years	351	241
10 years	786	542

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 170.58% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality, investment grade securities. Generally, the manager expects to track duration of the Barclays Capital 1-3 Year Government/Credit Bond Index (plus or minus a half-year) although the securities held may have short, intermediate, and long terms to maturity. In addition to making active sector allocations and security selection decisions, the manager also monitors portfolio duration as part of the management for this portfolio. The portfolio’s average duration will not likely exceed 3 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The manager intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, repurchase agreements collateralized by U.S. government securities, and money market instruments. The portfolio may invest up to 55% of its assets in investment grade corporate debt securities, including derivatives thereof. The portfolio may invest up to 15% of its assets in foreign debt denominated in U.S. dollars.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities.

The portfolio may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

The manager uses futures, forwards and swaps (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are sold to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its current and former benchmark index. The former benchmark index, BofA Merrill Lynch 1-3 Year U.S. Treasury Index, is being provided to compare performance of the portfolio prior to May 1, 2011, when the portfolio had a different investment focus. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 4.02%; 4th quarter 2008: (2.19%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Short Duration Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Short Duration Bond Portfolio	Short Duration Bond Portfolio		3.40%	3.04%	2.46%	May 1, 2003
Short Duration Bond Portfolio Barclays Capital 1-3 Year Government Credit/Bond Index	Barclays Capital 1-3 Year Government Credit/Bond Index	(reflects no deductions for fees, expenses or taxes)	2.80%	4.53%	3.54%	May 1, 2003
Short Duration Bond Portfolio BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	(reflects no deductions for fees, expenses or taxes)	2.35%	4.18%	0.32%	May 1, 2003

American Funds Growth Portfolio
American Funds®Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - American Funds Growth Portfolio		American Funds Growth Portfolio	American Funds Growth Portfolio American Funds Growth Portfolio, Class I	American Funds Growth Portfolio American Funds Growth Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.07%	1.07%
Service fee			0.20%	none
Other expenses			0.04%	0.04%
Total annual operating expenses			1.31%	1.11%
Less fee waiver	[2]		(0.34%)	(0.34%)
Total annual operating expenses after fee waiver			0.97%	0.77%
[1]	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - American Funds Growth Portfolio American Funds Growth Portfolio (USD $)	American Funds Growth Portfolio, Class I	American Funds Growth Portfolio, Class P
1 year	99	79
3 years	382	319
5 years	686	579
10 years	1,549	1,321

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 4.44% of the average value of the portfolio.
Principal investment strategies

This portfolio invests all of its assets in Class 1 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Growth Fund).

The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The basic investment philosophy of the manager of the Master Growth Fund is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Master/Feeder Mutual Fund Structure: The portfolio bears the fees and expenses of the Master Fund in addition to its own fees and expenses, which could result in a higher overall expense ratio.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 18.37%; 4th quarter 2008: (26.13%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - American Funds Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
American Funds Growth Portfolio	American Funds Growth Portfolio		18.26%	2.41%	5.41%	May 2, 2005
American Funds Growth Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	3.63%	May 2, 2005

American Funds Growth-Income Portfolio
American Funds® Growth-Income Portfolio
Investment goal
This portfolio seeks long-term growth of capital and income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - American Funds Growth-Income Portfolio		American Funds Growth-Income Portfolio	American Funds Growth-Income Portfolio American Funds Growth-Income Portfolio, Class I	American Funds Growth-Income Portfolio American Funds Growth-Income Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.01%	1.01%
Service fee			0.20%	none
Other expenses			0.04%	0.04%
Total annual operating expenses			1.25%	1.05%
Less fee waiver	[2]		(0.34%)	(0.34%)
Total annual operating expenses after fee waiver			0.91%	0.71%
[1]	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth-Income Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - American Funds Growth-Income Portfolio American Funds Growth-Income Portfolio (USD $)	American Funds Growth-Income Portfolio, Class I	American Funds Growth-Income Portfolio, Class P
1 year	93	73
3 years	363	300
5 years	654	546
10 years	1,481	1,252

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.50% of the average value of the portfolio.
Principal investment strategies

This portfolio invests all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company (Master Growth-Income Fund).

The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the portfolio focuses on investments in medium to larger capitalization companies, the portfolio’s investments are not limited to a particular capitalization size. The portfolio may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside of the United States.

The basic investment philosophy of the Master Growth-Income Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Master/Feeder Mutual Fund Structure: The portfolio bears the fees and expenses of the Master Fund in addition to its own fees and expenses, which could result in a higher overall expense ratio.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 15.94%; 4th quarter 2008: (22.04%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - American Funds Growth-Income Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
American Funds Growth-Income Portfolio	American Funds Growth-Income Portfolio		11.03%	1.54%	3.05%	May 2, 2005
American Funds Growth-Income Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	3.63%	May 2, 2005

Comstock Portfolio
Comstock Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Comstock Portfolio		Comstock Portfolio	Comstock Portfolio Comstock Portfolio, Class I	Comstock Portfolio Comstock Portfolio, Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.70%	0.70%
Service fee			0.20%	none
Other expenses			0.03%	0.03%
Total annual operating expenses			0.93%	0.73%
Less fee waiver	[1]		(0.02%)	(0.02%)
Total annual operating expenses after fee waiver			0.91%	0.71%
[1]	The investment adviser has contractually agreed to waive 0.015% (rounded in fee table) of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Comstock Portfolio Comstock Portfolio (USD $)	Comstock Portfolio, Class I	Comstock Portfolio, Class P
1 year	93	73
3 years	294	231
5 years	513	404
10 years	1,141	905

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 18.86% of the average value of the portfolio.
Principal investment strategies
The manager invests primarily in common stocks. The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which may be medium or large-sized companies. Portfolio securities are typically sold when the manager’s assessment of the capital growth and income potential of such securities materially changes.
Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 19.05%; 4th quarter 2008: (23.80%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Comstock Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Comstock Portfolio	Comstock Portfolio		15.42%	1.16%	1.79%
Comstock Portfolio Russell 1000 Value Index	Russell 1000 Value Index	(reflects nodeductions for fees, expenses or taxes)	15.51%	1.28%	3.26%

Dividend Growth Portfolio
Dividend Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Dividend Growth Portfolio	Dividend Growth Portfolio	Dividend Growth Portfolio Dividend Growth Portfolio, Class I	Dividend Growth Portfolio Dividend Growth Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.66%	0.66%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.90%	0.70%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Dividend Growth Portfolio Dividend Growth Portfolio (USD $)	Dividend Growth Portfolio, Class I	Dividend Growth Portfolio, Class P
1 year	92	72
3 years	287	224
5 years	498	390
10 years	1,108	871

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 68.99% of the average value of the portfolio.
Principal investment strategies
This portfolio normally invests at least 65% of its assets in equity securities of dividend paying companies that the manager expects to increase their dividends over time and also provide long-term appreciation. The portfolio principally invests in common stock. This portfolio may invest up to 25% of its assets in securities of companies outside the U.S. not including American Depositary Receipts (ADRs) and securities of foreign companies registered in the U.S. The portfolio generally holds large- and medium-capitalization companies.
Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition,foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 17.12%; 4th quarter 2008: (23.69%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Divident Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Dividend Growth Portfolio	Dividend Growth Portfolio		10.77%	0.25%	1.48%
Dividend Growth Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

Equity Index Portfolio
Equity Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Equity Index Portfolio	Equity Index Portfolio	Equity Index Portfolio Equity Index Portfolio, Class I	Equity Index Portfolio Equity Index Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.05%	0.05%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.28%	0.08%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Equity Index Portfolio Equity Index Portfolio (USD $)	Equity Index Portfolio, Class I	Equity Index Portfolio, Class P
1 year	29	8
3 years	90	26
5 years	157	45
10 years	356	103

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 5.23% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of companies included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2010, the market capitalization range of the S&P 500 Index was approximately  $1.58 billion to  $368.74 billion.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally hold between 400 and 500 of the stocks in the index and tries to match its industry weightings. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 15.89%; 4th quarter 2008: (22.23%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Equity Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Equity Index Portfolio	Equity Index Portfolio		14.81%	2.01%	1.13%
Equity Index Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

Focused 30 Portfolio
Focused 30 Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Focused 30 Portfolio	Focused 30 Portfolio	Focused 30 Portfolio Focused 30 Portfolio, Class I	Focused 30 Portfolio Focused 30 Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.74%	0.74%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		0.99%	0.79%

Examples

The examples below are intended to help you compare the costof investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Focused 30 Portfolio Focused 30 Portfolio (USD $)	Focused 30 Portfolio, Class I	Focused 30 Portfolio, Class P
1 year	101	81
3 years	315	252
5 years	547	439
10 years	1,213	978

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 36.37% of the average value of the portfolio.
Principal investment strategies

This portfolio invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The portfolio may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The portfolio normally concentrates its investments in a core group of approximately 30 (but may range from 30-45) common stocks of companies which are prominent within their industry and which the manager believes have competitive advantages.

The manager looks for companies with earnings growth potential that may not be recognized by the market at large.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 25.07%; 4th quarter 2008: (28.12%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Focused 30 Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Focused 30 Portfolio	Focused 30 Portfolio		10.35%	6.19%	5.11%
Focused 30 Portfolio Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%

Growth LT Portfolio
Growth LT Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Growth LT Portfolio	Growth LT Portfolio	Growth LT Portfolio Growth LT Portfolio, Class I	Growth LT Portfolio Growth LT Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.55%	0.55%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.78%	0.58%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Growth LT Portfolio Growth LT Portfolio (USD $)	Growth LT Portfolio, Class I	Growth LT Portfolio, Class P
1 year	80	59
3 years	249	186
5 years	433	324
10 years	966	726

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 46.73% of the average value of the portfolio.
Principal investment strategies

This portfolio invests in companies of any size. The portfolio principally invests in equity securities but may also invest in debt securities. The portfolio may invest up to 25% of its assets in foreign securities (equity and debt), including emerging market countries, denominated in a foreign currency and not publicly traded in the U.S. The portfolio manager looks for companies that have high potential for earnings growth that may not be recognized by other investors. The manager generally does not limit security selection to any industry sector or use other defined selection procedures.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value ofa foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 16.86%; 1st quarter 2001: (24.11%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Growth LT Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Growth LT Portfolio	Growth LT Portfolio		11.24%	2.73%	(0.92%)
Growth LT Portfolio Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%

Large-Cap Growth Portfolio
Large-Cap Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital;
current income is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Large-Cap Growth Portfolio		Large-Cap Growth Portfolio	Large-Cap Growth Portfolio Large-Cap Growth Portfolio, Class I	Large-Cap Growth Portfolio Large-Cap Growth Portfolio, Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.71%	0.71%
Service fee			0.20%	none
Other expenses			0.03%	0.03%
Total annual operating expenses			0.94%	0.74%
Less fee waiver	[1]		(0.03%)	(0.03%)
Total annual operating expenses after fee waiver			0.91%	0.71%
[1]	The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Large-Cap Growth Portfolio Large-Cap Growth Portfolio (USD $)	Large-Cap Growth Portfolio, Class I	Large-Cap Growth Portfolio, Class P
1 year	93	73
3 years	297	234
5 years	517	409
10 years	1,152	916

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 98.13% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization stocks ( $3 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The portfolio normally concentrates its investments in 35 to 55 stocks.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive edge.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2010: 14.35%; 4th quarter 2008: (26.65%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Large-Cap Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Growth Portfolio Russell 1000 Growth Index
Label	Large-Cap Growth Portfolio	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]		(reflects no deductions for fees, expenses or taxes)
1 year	14.53%	16.71%
5 years	(1.39%)	3.75%
10 years	(2.72%)	0.02%

Large-Cap Value Portfolio
Large-Cap Value Portfolio
Investment goal
This portfolio seeks long-term growth of capital;
current income is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Large-Cap Value Portfolio	Large-Cap Value Portfolio	Large-Cap Value Portfolio Large-Cap Value Portfolio, Class I	Large-Cap Value Portfolio Large-Cap Value Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.59%	0.59%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.82%	0.62%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Large-Cap Value Portfolio Large-Cap Value Portfolio (USD $)	Large-Cap Value Portfolio, Class I	Large-Cap Value Portfolio, Class P
1 year	84	63
3 years	262	199
5 years	455	346
10 years	1,014	774

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 17.37% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in common stocks of large companies. It tends to emphasize U.S. companies with a total market capitalization of more than  $5 billion. The portfolio may also invest up to 20% of its assets in foreign securities, including emerging market countries.

The manager looks for companies that it believes are undervalued or expected to grow.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 19.48%; 3rd quarter 2002: (20.98%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Large-Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Large-Cap Value Portfolio	Large-Cap Value Portfolio		9.08%	1.29%	1.94%
Large-Cap Value Portfolio Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%

Long/Short Large-Cap Portfolio
Long/Short Large-Cap Portfolio
Investment goal
This portfolio seeks above-average total returns.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Long /Short Large-Cap Portfolio	Long/Short Large-Cap Portfolio	Long/Short Large-Cap Portfolio Long/Short Large-Cap Portfolio, Class I	Long/Short Large-Cap Portfolio Long/Short Large-Cap Portfolio, Class P
Operating Expenses Caption [Text]	Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		1.00%	1.00%
Service fee		0.20%	none
Other expenses		0.50%	0.50%
Total annual operating expenses		1.70%	1.50%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Long/Short Large-Cap Portfolio Long/Short Large-Cap Portfolio (USD $)	Long/Short Large-Cap Portfolio, Class I	Long/Short Large-Cap Portfolio, Class P
1 year	173	153
3 years	536	474
5 years	923	818
10 years	2,009	1,791

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 245.15% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2010, the market capitalization range of the S&P 500 Index was approximately  $1.58 billion to  $368.74 billion.

The portfolio principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the portfolio invests include common stocks, depositary receipts and exchange-traded funds.

The manager intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The portfolio’s long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the portfolio.

The manager will establish long equity positions in securities that the manager believes will outperform the market and will take short positions in equity securities the manager believes will underperform the market. When a short sale occurs, the portfolio will arrange through and pay a broker to borrow the security for delivery to the buyer. When the portfolio borrows a security, it is obligated to replace the security borrowed at its market price at the time of replacement. The portfolio will utilize securities lending to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. The cost of financing long positions in excess of the value of the portfolio’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the portfolio. Accordingly, the portfolio will be leveraged and could have more equity exposure than a portfolio that does not engage in this strategy. However, the portfolio intends to maintain an approximate net 100% long exposure. Implementation of the portfolio’s strategy is dependent upon the ability of cost effective financing of positions.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Securities Lending Risk: When the portfolio loans securities to brokers, dealers or financial institutions, there is a risk of delay in the return of the securities loaned. All loans are secured by collateral which is held by the custodian. The portfolio retains beneficial ownership and all economic benefits of a loaned security other than the ability to vote a proxy for that security while out on loan.

• Borrowing Risk: Borrowing money to finance purchases of securities that exceed a portfolio’s net assets creates leverage. This may exaggerate changes in the net asset value of the portfolio’s shares and its returns. The portfolio bears the added market risk of the securities purchased. Borrowing will cost a portfolio interest expense and other fees and may reduce its returns.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 16.33%; 4th quarter 2008: (21.03%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Long/Short Large-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Long/Short Large-Cap Portfolio	Long/Short Large-Cap Portfolio		12.22%	(2.09%)	May 1, 2008
Long/Short Large-Cap Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	(1.31%)	May 1, 2008

Main Street Core Portfolio
Main Street® Core Portfolio
Investment goal
This portfolio seeks long-term growth of capital and income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Main Street Core Portfolio	Main Street Core Portfolio	Main Street Core Portfolio Main Street Core Portfolio, Class I	Main Street Core Portfolio Main Street Core Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.45%	0.45%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.68%	0.48%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Main Street Core Portfolio Main Street Core Portfolio (USD $)	Main Street Core Portfolio, Class I	Main Street Core Portfolio, Class P
1 year	69	49
3 years	218	154
5 years	379	269
10 years	847	604

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.54% of the average value of the portfolio.
Principal investment strategies

This portfolio principally invests in common stocks of U.S. companies with large market capitalizations.

The manager uses fundamental research and quantitative models to select securities for the portfolio, which is comprised of both growth and value stocks.

The manager seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 18.84%; 4th quarter 2008: (22.65%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Main Street Core Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Main Street Core Portfolio	Main Street Core Portfolio		16.14%	2.00%	0.60%
Main Street Core Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

Mid-Cap Equity Portfolio
Mid-Cap Equity Portfolio
Investment goal
This portfolio seeks capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Mid-Cap Equity Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Equity Portfolio Mid-Cap Equity Portfolio, Class I	Mid-Cap Equity Portfolio Mid-Cap Equity Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.65%	0.65%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.88%	0.68%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Mid-Cap Equity Portfolio Mid-Cap Equity Portfolio (USD $)	Mid-Cap Equity Portfolio, Class I	Mid-Cap Equity Portfolio, Class P
1 year	90	69
3 years	281	218
5 years	488	379
10 years	1,084	847

Portfolio turnover

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 70.08% of the average value of the portfolio.

Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The manager generally considers a company to be a mid capitalization company if the company has a market capitalization range within the Russell Midcap Index. As of December 31, 2010, the market capitalization range for the Russell Midcap Index was approximately  $251 million to  $22.07 billion.

The manager analyzes a company’s value by comparing its share price with its return on total capital or equity. Companies are considered undervalued when their share price is lower than their estimated worth or growth prospects.

The manager focuses on individual stock selection rather than on forecasting stock market trends.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 21.63%; 4th quarter 2008: (27.22%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Mid-Cap Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Mid-Cap Equity Portfolio	Mid-Cap Equity Portfolio		23.49%	3.43%	7.27%
Mid-Cap Equity Portfolio Russell Midcap Index	Russell Midcap Index	(reflects no deductions for fees, expenses or taxes)	25.48%	4.66%	6.54%

Mid-Cap Growth Portfolio
Mid-Cap Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Mid-Cap Growth Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Growth Portfolio Mid-Cap Growth Portfolio, Class I	Mid-Cap Growth Portfolio Mid-Cap Growth Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.70%	0.70%
Service fee		0.20%	none
Other expenses		0.06%	0.06%
Total annual operating expenses		0.96%	0.76%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Mid-Cap Growth Portfolio Mid-Cap Growth Portfolio (USD $)	Mid-Cap Growth Portfolio, Class I	Mid-Cap Growth Portfolio, Class P
1 year	98	78
3 years	306	243
5 years	531	422
10 years	1,178	942

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 41.35% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of December 31, 2010, the market capitalization range for the Russell Midcap Growth Index was approximately  $1.24 billion to  $22.07 billion. The portfolio invests primarily in “growth” stocks.

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and emerging market countries.

The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

The manager generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 4th quarter 2001: 27.86%; 2nd quarter 2002: (34.83%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Mid-Cap Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Mid-Cap Growth Portfolio	Mid-Cap Growth Portfolio		33.32%	7.99%	1.68%
Mid-Cap Growth Portfolio Russell Midcap Growth Index	Russell Midcap Growth Index	(reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	3.12%

Mid-Cap Value Portfolio
Mid-Cap Value Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Mid-Cap Value Portfolio	Mid-Cap Value Portfolio	Mid-Cap Value Portfolio Mid-Cap Value Portfolio, Class I	Mid-Cap Value Portfolio Mid-Cap Value Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.70%	0.70%
Service fee		0.20%	none
Other expenses		0.02%	0.02%
Total annual operating expenses		0.92%	0.72%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Mid-Cap Value Portfolio Mid-Cap Value Portfolio (USD $)	Mid-Cap Value Portfolio, Class I	Mid-Cap Value Portfolio, Class P
1 year	94	74
3 years	293	230
5 years	509	401
10 years	1,131	894

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 118.20% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of mid-capitalization companies. The manager generally considers a company to be a mid-capitalization company if the company has a capitalization range within the Russell Midcap Value Index. As of December 31, 2010, the market capitalization range for the Russell Midcap Value Index was approximately  $251 million to  $17.20 billion. The portfolio primarily invests in common stock. The portfolio may purchase securities offered in equity initial public offerings (IPOs).

In selecting securities, the manager initially screens for stocks from the universe of U.S. mid-capitalization companies that it believes are undervalued. The manager then uses a fundamental analysis to examine each company for financial strength before deciding to purchase a stock.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. raditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Equity Initial Public Offering (IPO) Risk: Investments in equity IPOs may be more volatile than investments in other equity securities and may expose the portfolio to risks associated with companies that have short operating histories and less-established market sectors.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.88%; 1st quarter 2009: (13.53%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Mid-Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Mid-Cap Value Portfolio	Mid-Cap Value Portfolio		21.20%	25.24%	Jan 2, 2009
Mid-Cap Value Portfolio Russell Midcap Value Index	Russell Midcap Value Index	(reflects no deductions for fees, expenses or taxes)	24.75%	29.46%	Jan 2, 2009

Small-Cap Equity Portfolio
Small-Cap Equity Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Small-Cap Equity Portfolio	Small-Cap Equity Portfolio	Small-Cap Equity Portfolio Small-Cap Equity Portfolio, Class I	Small-Cap Equity Portfolio Small-Cap Equity Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.75%	0.75%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.99%	0.79%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Small-Cap Equity Portfolio Small-Cap Equity Portfolio (USD $)	Small-Cap Equity Portfolio, Class I	Small-Cap Equity Portfolio, Class P
1 year	101	81
3 years	315	252
5 years	547	439
10 years	1,213	978

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 133.53% of the average value of the portfolio.
Principal investment strategies

This portfolio is co-managed by Franklin Advisory Services, LLC (Franklin) and BlackRock Investment Management, LLC (BlackRock). Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and will not actively manage its portion of the portfolio. PLFA, the investment adviser, allocates the portfolio’s assets between Franklin and BlackRock. PLFA will normally strive to allocate inflows and outflows between the two managers with a 70% allocation to Franklin and a 30% allocation to BlackRock, but may change the allocation or rebalance at any time. The relative values of each manager’s share of the portfolio’s assets also may change over time.

The portfolio invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives). The managers generally consider a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Value Index as of the most recent month-end; or (2) the average of the month-end largest market capitalization of a company in the Russell 2000 Value Index over the prior 12 months. As of December 31, 2010, those capitalization amounts were (1)  $4.1 and (2)  $3.2 billion, respectively.

The portfolio invests mainly in common stocks of small, publicly traded companies.

Franklin generally invests in common stocks that the manager believes are currently undervalued and have the potential for capital appreciation.

BlackRock invests in securities that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage its portion of the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

Franklin managed portion

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

BlackRock managed portion

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Additional principal risks

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.45%; 4th quarter 2008: (18.45%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Small-Cap Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Small-Cap Equity Portfolio	Small-Cap Equity Portfolio		20.11%	7.78%	9.55%	May 2, 2005
Small-Cap Equity Portfolio Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	5.67%	May 2, 2005

Small-Cap Growth Portfolio
Small-Cap Growth Portfolio
Investment goal
This portfolio seeks capital appreciation; no consideration is given to income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Small-Cap Growth Portfolio	Small-Cap Growth Portfolio	Small-Cap Growth Portfolio Small-Cap Growth Portfolio, Class I	Small-Cap Growth Portfolio Small-Cap Growth Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.60%	0.60%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.84%	0.64%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Small-Cap Growth Portfolio Small-Cap Growth Portfolio (USD $)	Small-Cap Growth Portfolio, Class I	Small-Cap Growth Portfolio, Class P
1 year	86	65
3 years	268	205
5 years	466	357
10 years	1,037	798

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 56.21% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in small capitalization equity securities. The portfolio invests mainly in equity securities that have a total market capitalization within the range of companies included in the Russell 2000 Growth Index and/or the S&P SmallCap 600 Index. As of December 31, 2010, the market capitalization of the companies in these indexes ranged from approximately  $50 million to  $5 billion. The portfolio invests primarily in “growth” stocks.

The manager will look for companies that have high unit volume growth or a positive life cycle change.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 4th quarter 2001: 21.77%; 4th quarter 2008: (28.65%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Small-Cap Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Small-Cap Growth Portfolio	Small-Cap Growth Portfolio		26.01%	3.51%	1.82%
Small-Cap Growth Portfolio Russell 2000 Growth Index	Russell 2000 Growth Index	(reflects no deductions for fees, expenses or taxes)	29.09%	5.30%	3.78%

Small-Cap Index Portfolio
Small-Cap Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of small-capitalization companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Small-Cap Index Portfolio	Small-Cap Index Portfolio	Small-Cap Index Portfolio Small-Cap Index Portfolio, Class I	Small-Cap Index Portfolio Small-Cap Index Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.30%	0.30%
Service fee		0.20%	none
Other expenses		0.06%	0.06%
Total annual operating expenses		0.56%	0.36%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Small-Cap Index Portfolio Small-Cap Index Portfolio (USD $)	Small-Cap Index Portfolio, Class I	Small-Cap Index Portfolio, Class P
1 year	57	37
3 years	179	116
5 years	313	202
10 years	701	456

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 13.80% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Index. The Russell 2000 Index is an index of the 2,000 smallest companies listed in the Russell 3000 Index. As of December 31, 2010, the market capitalization range of the Russell 2000 Index was approximately  $24 million to  $5 billion. The portfolio principally invests in common stock.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally invest in any number of the stocks in the index and tries to match its industry weightings. The team periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The team will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 23.29%; 4th quarter 2008: (27.45%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Small-Cap Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Small-Cap Index Portfolio	Small-Cap Index Portfolio		26.42%	3.97%	5.78%
Small-Cap Index Portfolio Russell 2000 Index	Russell 2000 Index	(reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

Small-Cap Value Portfolio
Small-Cap Value Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Small-Cap Value Portfolio	Small-Cap Value Portfolio	Small-Cap Value Portfolio Small-Cap Value Portfolio, Class I	Small-Cap Value Portfolio Small-Cap Value Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.75%	0.75%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.99%	0.79%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Small-Cap Value Portfolio Small-Cap Value Portfolio (USD $)	Small-Cap Value Portfolio, Class I	Small-Cap Value Portfolio, Class P
1 year	101	81
3 years	315	252
5 years	547	439
10 years	1,213	978

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 21.23% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization between  $100 million and  $3.5 billion. The portfolio normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The portfolio also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum an earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the portfolio.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 19.40%; 4th quarter 2008: (22.91%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Small-Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Small-Cap Value Portfolio	Small-Cap Value Portfolio		25.34%	7.16%	12.89%	May 1, 2003
Small-Cap Value Portfolio Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	10.42%	May 1, 2003

Health Sciences Portfolio
Health Sciences Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Health Sciences Portfolio	Health Sciences Portfolio	Health Sciences Portfolio Health Sciences Portfolio, Class I	Health Sciences Portfolio Health Sciences Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.90%	0.90%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		1.15%	0.95%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Health Sciences Portfolio Health Sciences Portfolio (USD $)	Health Sciences Portfolio, Class I	Health Sciences Portfolio, Class P
1 year	117	97
3 years	365	303
5 years	633	525
10 years	1,398	1,166

Portfolio turnover

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.99% of the average value of the portfolio.

Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of companies in the health sciences sector.

This portfolio may invest up to 25% of its assets in foreign denominated securities, including emerging market countries. American Depositary Receipts (ADRs) and Canadian issuers are excluded from this limit. The portfolio may invest in small-, mid- and large-capitalization companies.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to a broad-based securities market benchmark index and a health care sector index which is comprised of securities which are more similar in character to those held by the portfolio than those in the broad-based benchmark. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 17.21%; 1st quarter 2001: (17.39%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Health Sciences Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Health Sciences Portfolio	Health Sciences Portfolio		23.34%	7.26%	4.76%
Health Sciences Portfolio S&P Composite 1500 Index	S&P Composite 1500 Index	(reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
Health Sciences Portfolio S&P Composite 1500 Health Care Index	S&P Composite 1500 Health Care Index	(reflects no deductions for fees, expenses or taxes)	5.20%	2.27%	0.52%

Real Estate Portfolio
Real Estate Portfolio
Investment goal
This portfolio seeks current income and long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Real Estate Portfolio	Real Estate Portfolio	Real Estate Portfolio Real Estate Portfolio, Class I	Real Estate Portfolio Real Estate Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.83%	0.83%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		1.07%	0.87%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Real Estate Portfolio Real Estate Portfolio (USD $)	Real Estate Portfolio, Class I	Real Estate Portfolio, Class P
1 year	109	89
3 years	340	278
5 years	590	482
10 years	1,306	1,073

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 18.97% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The portfolio invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The portfolio focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The portfolio may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a “bottom-up” process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. A “top-down” asset allocation is determined by focusing on key regional criteria that include demographic and macroeconomic factors.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.

• Real Estate Risk: Adverse changes in the real estate markets, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the Investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 31.84%; 4th quarter 2008: (39.12%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Real Estate Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Real Estate Portfolio	Real Estate Portfolio		30.54%	3.71%	11.11%
Real Estate Portfolio FTSE NAREIT Equity REITs Index	FTSE NAREIT Equity REITs Index	(reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

Technology Portfolio
Technology Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Technology Portfolio	Technology Portfolio	Technology Portfolio Technology Portfolio, Class I	Technology Portfolio Technology Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.90%	0.90%
Service fee		0.20%	none
Other expenses		0.09%	0.09%
Total annual operating expenses		1.19%	0.99%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Technology Portfolio Technology Portfolio (USD $)	Technology Portfolio, Class I	Technology Portfolio, Class P
1 year	121	101
3 years	378	315
5 years	654	547
10 years	1,443	1,213

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 216.41% of the average value of the portfolio.
Principal investment strategies
This portfolio invests at least 80% of its assets in equity securities of technology companies and technology-related companies. This portfolio may invest in companies of all sizes and may invest a significant percentage of its assets in small-and mid-capitalization companies. The portfolio may invest up to 25% of its assets in securities of foreign issuers, including up to 10% in emerging market countries.
Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to a broad-based securities market benchmark index and to a new technology sector index, as well as to the prior technology sector index, both of which are comprised of securities that are more similar in character to those held by the portfolio than those in the broad-based index. The technology sector index was changed to provide a closer comparison to the investment strategy. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 4th quarter 2001: 36.85%; 3rd quarter 2001: (39.60%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Technology Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Technology Portfolio	Technology Portfolio		21.50%	3.82%	(3.68%)
Technology Portfolio S&P North American Technology Index	S&P North American Technology Index	(reflect no deductions for fees expenses or taxes)	12.65%	5.83%	(0.86%)
Technology Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Technology Portfolio Merrill Lynch 100 Technology Index	Merrill Lynch 100 Technology Index	(reflects no deductions for fees, expenses or taxes)	18.78%	4.66%	(0.53%)

Emerging Markets Portfolio
Emerging Markets Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Emerging Markets Portfolio	Emerging Markets Portfolio	Emerging Markets Portfolio Emerging Markets Portfolio, Class I	Emerging Markets Portfolio Emerging Markets Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.80%	0.80%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		1.05%	0.85%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Emerging Markets Portfolio Emerging Markets Portfolio (USD $)	Emerging Markets Portfolio, Class I	Emerging Markets Portfolio, Class P
1 year	107	87
3 years	334	271
5 years	579	471
10 years	1,283	1,049

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 32.63% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities (including American Depositary Receipts (ADRs)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The portfolio principally invests in common stock and other equity securities.

The manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects.

In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

The manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 38.29%; 4th quarter 2008: (27.73%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Emerging Markets Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Emerging Markets Portfolio	Emerging Markets Portfolio		27.02%	15.25%	19.17%
Emerging Markets Portfolio MSCI Emerging Markets Index	MSCI Emerging Markets Index	(reflects no deductions for fees, expenses or taxes)	18.88%	12.78%	15.89%

International Large-Cap Portfolio
International Large-Cap Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - International Large-Cap Portfolio	International Large-Cap Portfolio	International Large-Cap Portfolio International Large-Cap Portfolio, Class I	International Large-Cap Portfolio International Large-Cap Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.76%	0.76%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		1.00%	0.80%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - International Large-Cap Portfolio International Large-Cap Portfolio (USD $)	International Large-Cap Portfolio, Class I	International Large-Cap Portfolio, Class P
1 year	102	82
3 years	318	255
5 years	552	444
10 years	1,225	990

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 24.51% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be an international large- capitalization company if it has a market capitalization of  $3 billion or more. The portfolio invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.

The manager uses a bottom-up, as opposed to a top-down, investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. The manager may invest in the portfolio’s assets in the stocks of growth companies, in the stocks of value companies, or in a combination of growth and value companies.

The portfolio invests a significant amount of its assets outside the U.S. The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 21.11%; 3rd quarter 2002: (21.48%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - International Large-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
International Large-Cap Portfolio	International Large-Cap Portfolio		10.38%	5.76%	4.50%
International Large-Cap Portfolio MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	7.75%	2.46%	3.50%

International Small-Cap Portfolio
International Small-Cap Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - International Small-Cap Portfolio		International Small-Cap Portfolio	International Small-Cap Portfolio International Small-Cap Portfolio, Class I	International Small-Cap Portfolio International Small-Cap Portfolio, Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.85%	0.85%
Service fee			0.20%	none
Other expenses			0.05%	0.05%
Total annual operating expenses			1.10%	0.90%
Less fee waiver	[1]		(0.02%)	(0.02%)
Total annual operating expenses after fee waiver			1.08%	0.88%
[1]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - International Small-Cap Portfolio International Small-Cap Portfolio (USD $)	International Small-Cap Portfolio, Class I	International Small-Cap Portfolio, Class P
1 year	110	90
3 years	348	285
5 years	604	497
10 years	1,338	1,106

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 91.33% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations. Generally, these companies are located in developed, foreign countries. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization in the range of approximately  $50 million to  $2 billion or in the range represented by the S&P Developed Ex-U.S. SmallCap Index. As of December 31, 2010, the S&P Developed Ex-U.S. SmallCap Index capitalization range was approximately  $14.89 million to  $13.72 billion. Under normal conditions, the portfolio invests in excess of 100 companies and generally expects to invest a significant amount of its assets in about the same number of non-U.S. countries as its benchmark index.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 24.06%; 3rd quarter 2008: (26.00%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - International Small-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
International Small-Cap Portfolio	International Small-Cap Portfolio		24.86%	(1.86%)	May 1, 2006
International Small-Cap Portfolio S&P Developed Ex-U.S. SmallCap Index	S&P Developed Ex-U.S. SmallCap Index	(reflects no deductions for fees, expenses or taxes)	21.96%	1.87%	May 1, 2006

International Value Portfolio
International Value Portfolio
Investment goal
This portfolio seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - International Value Portfolio	International Value Portfolio	International Value Portfolio International Value Portfolio, Class I	International Value Portfolio International Value Portfolio, Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.65%	0.65%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.89%	0.69%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - International Value Portfolio International Value Portfolio (USD $)	International Value Portfolio, Class I	International Value Portfolio, Class P
1 year	91	70
3 years	284	221
5 years	493	384
10 years	1,096	859

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 136.26% of the average value of the portfolio.
Principal investment strategies

This portfolio invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the manager believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. As of December 31, 2010, the market capitalization range for the MSCI EAFE Index was approximately  $1.46 billion to  $258.10 billion. Equity securities in which the portfolio principally invests are common stocks. The portfolio may invest in American Depositary Receipts (ADRs).

Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 50 to 80 companies.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 26.77%; 4th quarter 2008: (24.44%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - International Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
International Value Portfolio	International Value Portfolio		2.59%	(1.75%)	0.02%
International Value Portfolio MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	7.75%	2.46%	3.50%

American Funds Asset Allocation Portfolio
American Funds ® Asset Allocation Portfolio
Investment goal
This portfolio seeks high total returns (including income andcapital gains) consistent with preservation of capital over the long-term.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - American Funds Asset Allocation Portfolio		American Funds Asset Allocation Portfolio	American Funds Asset Allocation Portfolio American Funds Asset Allocation Portfolio, Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			1.05%
Service fee			0.20%
Other expenses			0.04%
Total annual operating expenses			1.29%
Less fee waiver	[2]		(0.34%)
Total annual operating expenses after fee waiver			0.95%
[1]	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund.
[2]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - American Funds Asset Allocation Portfolio (USD $)	American Funds Asset Allocation Portfolio American Funds Asset Allocation Portfolio, Class I
1 year	97
3 years	375
5 years	675
10 years	1,527

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio's turnover rate was 9.22% of the average value of the portfolio.
Principal investment strategies

This portfolio invests all of its assets in Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Asset Allocation Fund).

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the manager expects, (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equity securities, 20% to 50% in debt securities and 0% to 40% in money market instruments. As of December 31, 2010, the Master Asset Allocation Fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the manager’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may also invest up to 25% of its debt assets in lower quality debt securities. Such securities are sometimes referred to as “junk bonds.”

The basic investment philosophy of the Master Asset Allocation Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Dividend Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Asset Allocation Strategies Risk: Seek to balance investments among different types of investments and strategies in an attempt to manage risks. This type of strategy is still subject to price volatility and can still lose money, particularly during periods of broad market declines.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Master/Feeder Mutual Fund Structure: The portfolio bears the fees and expenses of the Master Fund in addition to its own fees and expenses, which could result in a higher overall expense ratio.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its broad-based market benchmark indexes. The indexes represent the equity and fixed income components of the portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 11.47%; 2nd quarter 2010: (8.54%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - American Funds Asset Allocation Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
American Funds Asset Allocation Portfolio	American Funds Asset Allocation Portfolio		12.04%	21.64%	Feb 2, 2009
American Funds Asset Allocation Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	27.33%	Feb 2, 2009
American Funds Asset Allocation Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	7.01%	Feb 2, 2009

Pacific Dynamix Conservative Growth Portfolio
Pacific Dynamix – Conservative Growth Portfolio
Investment goal
This portfolio seeks current income and moderate growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix Conservative Growth Portfolio	Pacific Dynamix Conservative Growth Portfolio Pacific Dynamix Conservative Growth Portfolio, Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.20%
Service fee			0.20%
Other expenses			0.09%
Acquired fund fees and expenses			0.19%
Total annual operating expenses			0.68%
Less expense reimbursements	[2]		(0.09%)
Total annual operating expenses after expense reimbursements			0.59%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if theinvestment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Pacific - Dynamix Conservative Growth Portfolio (USD $)	Pacific Dynamix Conservative Growth Portfolio Pacific Dynamix Conservative Growth Portfolio, Class I
1 year	60
3 years	189
5 years	351
10 years	820

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 21.69% of the average value of the portfolio.
Principal investment strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes — U.S. stocks, international stocks, and bonds — by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. A majority of the Underlying Portfolios are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio also invests in certain Underlying Portfolios that are not index portfolios. Although the portfolio seeks to provide diversification across major asset classes, it may invest a significant portion of its assets in any one Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests heavily in debt securities, principally investment grade securities, including mortgage-related securities and also invests a considerable portion of its assets in equity securities such as common stocks of U.S. and international companies. As of the date of this prospectus, the portfolio’s target asset class allocations are 60% of its assets to fixed income, 29% to domestic equity and 11% to international equity.

Underlying Portfolio Allocation Targets (as of 5/1/11)

PD Aggregate Bond Index	54%
PD High Yield Bond Market	6%
PD Large-Cap Growth Index	11%
PD Large-Cap Value Index	13%
PD Small-Cap Growth Index	2%
PD Small-Cap Value Index	3%
PD International Large-Cap	10%
PD Emerging Markets	1%

Although the portfolios expects to be fully invested at all times, itmay maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in anindividual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares the portfolio performance to its broad-based market indexes. Each index corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based indexesshown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 9.25%; 2nd quarter 2010: (3.07%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Pacific Dynamix - Conservative Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Pacific Dynamix Conservative Growth Portfolio	Pacific Dynamix – Conservative Growth Portfolio		10.28%	14.83%	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	27.15%	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	7.15%	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees, expenses or taxes)	8.95%	26.78%	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio Pacific Dynamix - Conservative Growth Composite Benchmark	Pacific Dynamix – Conservative Growth Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	9.87%	15.20%	May 1, 2009

Pacific Dynamix-Moderate Growth Portfolio
Pacific Dynamix – Moderate Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix-Moderate Growth Portfolio	Pacific Dynamix-Moderate Growth Portfolio Pacific Dynamix Moderate Growth Portfolio, Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.20%
Service fee			0.20%
Other expenses			0.07%
Acquired fund fees and expenses			0.22%
Total annual operating expenses			0.69%
Less expense reimbursements	[2]		(0.10%)
Total annual operating expenses after expense reimbursements			0.59%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if theinvestment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Pacific Dynamix - Moderate Growth Portfolio (USD $)	Pacific Dynamix-Moderate Growth Portfolio Pacific Dynamix Moderate Growth Portfolio, Class I
1 year	60
3 years	189
5 years	353
10 years	829

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 10.34% of the average value of the portfolio.
Principal investment strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes — U.S. stocks, international stocks, and bonds — by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. A majority of the Underlying Portfolios are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio also invests in certain Underlying Portfolios that are not index portfolios. Although the portfolio seeks to provide diversification across major asset classes, it may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests heavily in equity securities, principally in common stocks of U.S. and international companies, but also invests a considerable portion of its assets in debt securities, such as investment grade securities, including mortgage-related securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 42% of its assets to domestic equity, 18% to international equity and 40% to fixed income.

Underlying Portfolio Allocation Targets (as of 5/1/11)

PD Aggregate Bond Index	35%
PD High Yield Bond Market	5%
PD Large-Cap Growth Index	16%
PD Large-Cap Value Index	19%
PD Small-Cap Growth Index	3%
PD Small-Cap Value Index	4%
PD International Large-Cap	15%
PD Emerging Markets	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares the portfolio performance to its broad- based market indexes. Each index corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 11.96%; 2nd quarter 2010: (6.07%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Pacific Dynamix - Moderate Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Pacific Dynamix-Moderate Growth Portfolio	Pacific Dynamix – Moderate Growth Portfolio		11.92%	19.06%	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	27.15%	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	7.15%	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees, expenses or taxes)	8.95%	26.78%	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio Pacific Dynamix - Moderate Growth Composite Benchmark	Pacific Dynamix – Moderate Growth Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	11.22%	19.21%	May 1, 2009

Pacific Dynamix - Growth Portfolio
Pacific Dynamix – Growth Portfolio
Investment goal
This portfolio seeks moderately high, long-term growth of capital with low, current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Pacific Dynamix Growth Portfolio		Pacific Dynamix - Growth Portfolio	Pacific Dynamix - Growth Portfolio Pacific Dynamix - Growth Portfolio, Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.20%
Service fee			0.20%
Other expenses			0.09%
Acquired fund fees and expenses			0.23%
Total annual operating expenses			0.72%
Less expense reimbursements	[2]		(0.13%)
Total annual operating expenses after expense reimbursements			0.59%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if theinvestment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example - Pacific Dynamix - Growth Portfolio (USD $)	Pacific Dynamix - Growth Portfolio Pacific Dynamix - Growth Portfolio, Class I
1 year	60
3 years	189
5 years	360
10 years	856

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 22.35% of the average value of the portfolio.
Principal investment strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes — U.S. stocks, international stocks, and bonds — by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. A majority of the Underlying Portfolios are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio also invests in certain Underlying Portfolios that are not index portfolios. Although the portfolio seeks to provide diversification across major asset classes, it may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests very heavily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in debt securities, such as investment grade securities, including mortgage-related securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 56% of its assets to domestic equity, 24% to international equity and 20% to fixed income.

Underlying Portfolio Allocation Targets (as of 5/1/11)

PD Aggregate Bond Index	20%
PD Large-Cap Growth Index	20%
PD Large-Cap Value Index	23%
PD Small-Cap Growth Index	6%
PD Small-Cap Value Index	7%
PD International Large-Cap	19%
PD Emerging Markets	5%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligatedto do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to takeadvantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securitiesat a loss if it is required to raise cash to conduct its operations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Small Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares the portfolio performance to its broad- based market indexes. Each index corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 14.50%; 2nd quarter 2010: (9.01%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - Pacific Dynamix - Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Pacific Dynamix - Growth Portfolio	Pacific Dynamix – Growth Portfolio		13.82%	23.10%	May 1, 2009
Pacific Dynamix - Growth Portfolio S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	27.15%	May 1, 2009
Pacific Dynamix - Growth Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	7.15%	May 1, 2009
Pacific Dynamix - Growth Portfolio MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees, expenses or taxes)	8.95%	26.78%	May 1, 2009
Pacific Dynamix - Growth Portfolio Pacific Dynamix - Growth Composite Benchmark	Pacific Dynamix – Growth Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	12.40%	23.20%	May 1, 2009

Portfolio Optimization Conservative Portfolio
Portfolio Optimization Conservative Portfolio
Investment goal
This portfolio seeks current income and preservation of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Portfolio Optimization Conservative Portfolio		Portfolio Optimization Conservative Portfolio	Portfolio Optimization Conservative Portfolio Portfolio Optimization Conservative Portfolio, Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses	[1]		0.02%
Acquired fund fees and expenses	[1]		0.51%
Total annual operating expenses			0.83%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after expense reimbursements			0.73%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Portfolio.

Example

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Portfolio Optimization Conservative Portfolio (USD $)	Portfolio Optimization Conservative Portfolio Portfolio Optimization Conservative Portfolio, Class I
1 year	75
3 years	244

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio's performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests primarily in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a portion of its assets in equity securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 7% of its assets to cash equivalents, 73% to fixed income, 15% to domestic equity and 5% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	16%	Equity Index:	2%
Floating Rate Loan:	8%	Large-Cap Growth:	2%
High Yield Bond:	6%	Large-Cap Value:	4%
Inflation Managed:	10%	Long/Short Large-Cup:	2%
Inflation Protected:	7%	Mid-Cap Equity:	3%
Managed Bond:	21%	International Large-Cap:	3%
Short Duration Bond:	11%	International Value:	2%
Comstock:	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

•Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
Investment goal
This portfolio seeks current income and moderate growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Portfolio Optimization Moderate - Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio	Portfolio Optimization Moderate-Conservative Portfolio Portfolio Optimization Moderate-Conservative Portfolio, Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses	[1]		0.02%
Acquired fund fees and expenses	[1]		0.56%
Total annual operating expenses			0.88%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.78%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Portfolio.

Example

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Portfolio Optimization Moderate - Conservative Portfolio (USD $)	Portfolio Optimization Moderate-Conservative Portfolio Portfolio Optimization Moderate-Conservative Portfolio, Class I
1 year	80
3 years	260

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests the majority of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a considerable portion of its assets in equity securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 5% of its assets to cash equivalents, 57% to fixed income, 28% to domestic equity and 10% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	12%	Large-Cap Growth:	2%
Floating Rate Loan:	6%	Large-Cap Value:	5%
High Yield Bond:	5%	Long/Short Large-Cup:	3%
Inflation Managed:	8%	Main Street Core:	2%
Inflation Protected:	5%	Mid-Cap Equity:	2%
Managed Bond:	17%	Mid-Cap Growth:	2%
Short Duration Bond:	8%	Mid-Cap Value:	2%
American Funds Growth:	1%	Small-Cap Equity:	1%
Comstock:	4%	Emerging Markets:	1%
Dividend Growth:	2%	International Large-Cap:	4%
Equity Index:	3%	International Small-Cap:	2%
Growth LT:	1%	International Value:	2%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is ,they are more likely to default than higher rated securities.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate Portfolio
Portfolio Optimization Moderate Portfolio
Investment goal
This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Portfolio Optimization Moderate Portfolio		Portfolio Optimization Moderate Portfolio	Portfolio Optimization Moderate Portfolio Portfolio Optimization Moderate Portfolio, Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses	[1]		0.02%
Acquired fund fees and expenses	[1]		0.61%
Total annual operating expenses			0.93%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.83%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Portfolio.

Example

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Portfolio Optimization Moderate Portfolio (USD $)	Portfolio Optimization Moderate Portfolio Portfolio Optimization Moderate Portfolio, Class I
1 year	85
3 years	276

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies

This portfolio is an asset allocation "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an "Acquired Fund" or "Underlying Portfolio" or collectively, the "Underlying Portfolios"). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests the majority of assets in equity securities, principally in common stocks of U.S. and international companies, but also invests a significant portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives. As of the date of this prospectus, the portfolio’s target asset class allocations are 2% of its assets to cash equivalents, 42% to fixed income, 40% to domestic equity and 16% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	8%	Large-Cap Growth:	3%
Floating Rate Loan:	3%	Large-Cap Value:	7%
High Yield Bond:	4%	Long/Short Large-Cap:	4%
Inflation Managed:	6%	Main Street Core:	2%
Inflation Protected:	4%	Mid-Cap Equity:	3%
Managed Bond:	14%	Mid-Cap Growth:	2%
Short Duration Bond:	3%	Mid-Cap Value:	3%
American Funds Growth:	1%	Small-Cap Equity:	1%
American Funds Growth-		Small-Cap Growth:	1%
Income:	3%	Small-Cap Value:	1%
Comstock:	5%	Emerging Markets:	3%
Dividend Growth:	2%	International Large-Cap:	5%
Equity Index:	4%	International Small-Cap:	3%
Growth LT:	2%	International Value:	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Active Management Risk: There is no guarantee that the manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Forward Commitments Risk: Fixed income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in "undervalued" companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Growth Portfolio
Portfolio Optimization Growth Portfolio
Investment goal
This portfolio seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Portfolio Optimization Growth Portfolio		Portfolio Optimization Growth Portfolio	Portfolio Optimization Growth Portfolio Portfolio Optimization Growth Portfolio, Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses	[1]		0.20%
Acquired fund fees and expenses	[1]		0.65%
Total annual operating expenses			0.97%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.87%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Portfolio.

Example

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Portfolio Optimization Growth Portfolio (USD $)	Portfolio Optimization Growth Portfolio Portfolio Optimization Growth Portfolio, Class I
1 year	89
3 years	289

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investments and strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests primarily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 25% of its assets to fixed income, 53% to domestic equity and 22% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	5%	Long/Short Large-Cap:	4%
Inflation Managed:	4%	Main Street Core:	3%
Inflation Protected:	3%	Mid-Cap Equity:	5%
Managed Bond:	8%	Mid-Cap Growth:	3%
Short Duration Bond:	3%	Mid-Cap Value:	3%
American Funds Growth:	2%	Small-Cap Equity:	5%
American Funds Growth-		Small-Cap Growth:	2%
Income:	3%	Small-Cap Value:	1%
Comstock:	6%	Real Estate:	2%
Dividend Growth:	3%	Emerging Markets:	4%
Equity Index:	5%	International Large-Cap:	6%
Growth LT:	2%	International Small-Cap:	4%
Large-Cap Growth:	3%	International Value:	4%
Large-Cap Value:	7%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed byredemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments,which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies,particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa,may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio Performance
The portfolio does not have a full calendar year of performance.Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Aggressive-Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio
Investment goal
This portfolio seeks high, long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - Portfolio Optimization Aggressive - Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio	Portfolio Optimization Aggressive-Growth Portfolio Portfolio Optimization Aggressive-Growth Portfolio, Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses	[1]		0.02%
Acquired fund fees and expenses	[1]		0.70%
Total annual operating expenses			1.02%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.92%
[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Portfolio.

Example

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - Portfolio Optimization Aggressive - Growth Portfolio (USD $)	Portfolio Optimization Aggressive-Growth Portfolio Portfolio Optimization Aggressive-Growth Portfolio, Class I
1 year	94
3 years	304

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investments and strategies

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests primarily in equity securities, principally in common stocks of U.S. and international (including emerging market countries) companies. As of the date of this prospectus, the portfolio’s target asset class allocations are 8% of its assets to fixed income, 65% to domestic equity and 27% to international equity.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	2%	Mid-Cap Equity:	6%
Managed Bond:	4%	Mid-Cap Growth:	4%
American Funds Growth:	2%	Mid-Cap Value:	4%
American Funds Growth-		Small-Cap Equity:	5%
Income:	3%	Small-Cap Growth:	2%
Comstock:	7%	Small-Cap Index:	2%
Dividend Growth:	3%	Small-Cap Value:	2%
Equity Index:	6%	Real Estate:	3%
Growth LT:	2%	Emerging Markets:	5%
Large-Cap Growth:	4%	International Large-Cap:	8%
Large-Cap Value:	8%	International Small-Cap:	5%
Long/Short Large-Cap:	5%	International Value:	5%
Main Street Core:	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Portfolio Performance
The portfolio does not have a full calendar year of performance.Thus, a performance bar chart and table are not included for the portfolio.
PD Aggregate Bond Index Portfolio
PD Aggregate Bond Index Portfolio
Investment goal
This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar- denominated investment grade bond market.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD Aggregate Bond Index Portfolio		PD Aggregate Bond Index Portfolio	PD Aggregate Bond Index Portfolio PD Aggregate Bond Index Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.15%
Service fee			none
Other expenses			0.12%
Total annual operating expenses			0.27%
Less expense reimbursements	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.17%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD Aggregate Bond Index Portfolio (USD $)	PD Aggregate Bond Index Portfolio PD Aggregate Bond Index Portfolio, Class P
1 year	17
3 years	77
5 years	142
10 years	333

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 148.73% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in debt instruments included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). Generally, fixed income securities are those that are included in the Barclays Capital U.S. Aggregate Bond Index (Aggregate Bond Index) or are those fixed income securities that the manager has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, including forward commitments, such as TBA (“to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The manager seeks to match the total return of the Aggregate Bond Index, before taking into account portfolio costs. The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.

The manager does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology.

The management team will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways.Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government.There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 3.51%; 4th quarter 2010: (1.24%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD Aggregate Bond Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD Aggregate Bond Index Portfolio	PD Aggregate Bond Index Portfolio		6.23%	6.13%	May 1, 2009
PD Aggregate Bond Index Portfolio Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	7.15%	May 1, 2009

PD High Yield Bond Market Portfolio
PD High Yield Bond Market Portfolio
Investment goal
This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD High Yield Bond Market Portfolio		PD High Yield Bond Market Portfolio	PD High Yield Bond Market Portfolio PD High Yield Bond Market Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.35%
Service fee			none
Other expenses			0.13%
Total annual operating expenses			0.48%
Less expense reimbursements	[2]		(0.14%)
Total annual operating expenses after fee waiver			0.34%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.34%, through April 30, 2012. The agreement will terminate: (i) if the Fund's investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate;actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD High Yield Bond Market Portfolio (USD $)	PD High Yield Bond Market Portfolio PD High Yield Bond Market Portfolio, Class P
1 year	35
3 years	140
5 years	255
10 years	590

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 40.05% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in non- investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called “junk bonds.” Generally, these instruments are those that are included in the Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index (High Yield Index) or have economic characteristics similar to securities included in that index. The manager seeks to match the total return of the High Yield Index, before taking into account portfolio costs. The High Yield Index is an index that is an issuer constrained version of the Barclay’s Capital U.S. High-Yield Bond Index which covers the U.S. dollar denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a prorata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market. There are no restrictions with respect to credit quality.

The manager does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a “sampling” methodology.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 11.59%; 2nd quarter 2010: (0.15%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD High Yield Bond Market Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD High Yield Bond Market Portfolio	PD High Yield Bond Market Portfolio		13.05%	19.94%	May 1, 2009
PD High Yield Bond Market Portfolio Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	(reflects no deductions for fees, expenses or taxes)	14.94%	29.12%	May 1, 2009

PD Large-Cap Growth Index Portfolio
PD Large-Cap Growth Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD Large-Cap Growth Index Portfolio		PD Large-Cap Growth Index Portfolio	PD Large-Cap Growth Index Portfolio PD Large-Cap Growth Index Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Service fee			none
Other expenses			0.09%
Total annual operating expenses	[2]		0.23%
Less expense reimbursements			(0.06%)
Total annual operating expenses after fee waiver			0.17%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD Large-Cap Growth Index Portfolio (USD $)	PD Large-Cap Growth Index Portfolio PD Large-Cap Growth Index Portfolio, Class P
1 year	17
3 years	68
5 years	123
10 years	287

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 56.10% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Growth Index. As of December 31, 2010, the market capitalization range of the Russell 1000 Growth Index was approximately  $1.24 billion to  $372.66 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broadermeconomic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller marketcapitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 13.83%; 2nd quarter 2010: (11.90%)
Average annual total returnas of December 31, 2010
Average Annual Total Returns - PD Large-Cap Growth Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD Large-Cap Growth Index Portfolio	PD Large-Cap Growth Index Portfolio		16.17%	27.46%	May 1, 2009
PD Large-Cap Growth Index Portfolio Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	16.71%	28.76%	May 1, 2009

PD Large-Cap Value Index Portfolio
PD Large-Cap Value Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of large-capitalization value companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD Large-Cap Value Index Portfolio		PD Large-Cap Value Index Portfolio	PD Large-Cap Value Index Portfolio PD Large-Cap Value Index Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Service fee			none
Other expenses			0.08%
Total annual operating expenses			0.22%
Less expense reimbursements	[2]		(0.05%)
Total annual operating expenses after fee waiver			0.17%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD Large-Cap Value Index Portfolio (USD $)	PD Large-Cap Value Index Portfolio PD Large-Cap Value Index Portfolio, Class P
1 year	17
3 years	66
5 years	119
10 years	275

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 54.98% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Value Index. As of December 31, 2010, the market capitalization range of the Russell 1000 Value Index was approximately  $251 million to  $372.66 billion. Generally, these securities are those that are included in the Russell 1000 Value Index or have economic characteristics similar to securities included in that index. The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.08%; 2nd quarter 2010: (11.40%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD Large-Cap Value Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD Large-Cap Value Index Portfolio	PD Large-Cap Value Index Portfolio		14.89%	26.27%	May 1, 2009
PD Large-Cap Value Index Portfolio Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	15.51%	27.55%	May 1, 2009

PD Small-Cap Growth Index Portfolio
PD Small-Cap Growth Index Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below doesnot reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD Small-Cap Growth Index Portfolio		PD Small-Cap Growth Index Portfolio	PD Small-Cap Growth Index Portfolio PD Small-Cap Growth Index Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Service fee			none
Other expenses			0.28%
Total annual operating expenses			0.42%
Less expense reimbursements	[2]		(0.21%)
Total annual operating expenses after expense reimbursements			0.21%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.21%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD Small-Cap Growth Index Portfolio (USD $)	PD Small-Cap Growth Index Portfolio PD Small-Cap Growth Index Portfolio, Class P
1 year	22
3 years	114
5 years	214
10 years	509

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 69.43% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Growth Index. As of December 31, 2010, the market capitalization range of the Russell 2000 Growth Index was approximately  $24 million to  $5 billion. Generally, these securities are those that are included in the Russell 2000 Growth Index or economic characteristics similar to securities included in that index. The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 4th quarter 2010: 17.06%; 2nd quarter 2010: (9.56%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD Small-Cap Growth Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD Small-Cap Growth Index Portfolio	PD Small-Cap Growth Index Portfolio		28.24%	34.89%	May 1, 2009
PD Small-Cap Growth Index Portfolio Russell 2000 Growth Index	Russell 2000 Growth Index	(reflects no deductions for fees, expenses or taxes)	29.09%	36.11%	May 1, 2009

PD Small-Cap Value Index Portfolio
PD Small-Cap Value Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD Small-Cap Value Index Portfolio		PD Small-Cap Value Index Portfolio	PD Small-Cap Value Index Portfolio PD Small-Cap Value Index Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Service fee			none
Other expenses			0.27%
Total annual operating expenses			0.41%
Less expense reimbursements	[2]		(0.20%)
Total annual operating expenses after expense reimbursements			0.21%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.21%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD Small-Cap Value Index Portfolio (USD $)	PD Small-Cap Value Index Portfolio PD Small-Cap Value Index Portfolio, Class P
1 year	22
3 years	111
5 years	210
10 years	498

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.82% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Value Index. As of December 31, 2010, the market capitalization range of the Russell 2000 Value Index was approximately  $42 million to  $4.05 billion. Generally, these securities are those that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 22.53%; 2nd quarter 2010: (11.01%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD Small-Cap Value Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD Small-Cap Value Index Portfolio	PD Small-Cap Value Index Portfolio		23.67%	32.25%	May 1, 2009
PD Small-Cap Value Index Portfolio Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	24.50%	33.19%	May 1, 2009

PD International Large-Cap Portfolio
PD International Large-Cap Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD International Large-Cap Portfolio		PD International Large-Cap Portfolio	PD International Large-Cap Portfolio PD International Large-Cap Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.25%
Service fee			none
Other expenses			0.19%
Total annual operating expenses			0.44%
Less expense reimbursements	[2]		(0.14%)
Total annual operating expenses after fee waiver			0.30%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The investment advisor has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.30%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD International Large - Cap Portfolio (USD $)	PD International Large-Cap Portfolio PD International Large-Cap Portfolio, Class P
1 year	31
3 years	127
5 years	232
10 years	541

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.25% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The portfolio invests a significant amount of its assets in non-U.S. investments. The manager defines non-U.S. investments as issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). An issuer may be deemed located in a country if a majority of its assets are in such country or if it derives a majority of its operating income in that country. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The manager may also invest in exchange traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the U.S., for purposes of gaining exposure to the equity markets while maintaining liquidity.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid- capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.67%; 2nd quarter 2010: (14.85%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD International Large-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD International Large-Cap Portfolio	PD International Large-Cap Portfolio		7.61%	23.14%	May 1, 2009
PD International Large-Cap Portfolio MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees, expenses or taxes)	8.95%	26.78%	May 1, 2009

PD Emerging Markets Portfolio
PD Emerging Markets Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses - PD Emerging Markets Portfolio		PD Emerging Markets Portfolio	PD Emerging Markets Portfolio PD Emerging Markets Portfolio, Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.60%
Service fee			none
Other expenses			0.21%
Total annual operating expenses			0.81%
[1]	Expense information in the table has been restated to reflect current fees.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example - PD Emerging Markets Portfolio (USD $)	PD Emerging Markets Portfolio PD Emerging Markets Portfolio, Class P
1 year	83
3 years	259
5 years	450
10 years	1,002

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 7.25% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in emerging markets investments. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Such emerging markets investments will be in issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The manager may also invest in exchange traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the U.S., for purposes of gaining exposure to the equity markets while maintaining liquidity.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 21.10%; 2nd quarter 2010: (8.86%)
Average annual total return as of December 31, 2010
Average Annual Total Returns - PD Emerging Markets Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
PD Emerging Markets Portfolio	PD Emerging Markets Portfolio		20.04%	38.42%	May 1, 2009
PD Emerging Markets Portfolio MSCI Emerging Markets Index	MSCI Emerging Markets Index	(reflects no deductions for fees, expenses or taxes)	18.88%	42.39%	May 1, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Central Index Key	dei_EntityCentralIndexKey	0000813900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Cash Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cash Management Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income consistent with preservation of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests in money market instruments that the portfolio manager believes have minimal credit risk. These investments principally include commercial paper and U.S. government obligations. The portfolio may also invest in asset- backed money market instruments and foreign money market instruments denominated in U.S. dollars. The portfolio’s dollar- weighted average term to maturity will not exceed 60 days. The portfolio’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The portfolio invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager.

Unlike many money market funds, the Cash Management Portfolio is not managed to maintain a constant net asset value (NAV). Instead, the NAV will change with the value of the investments in the portfolio. However, the portfolio complies with the maturity, quality, diversification and liquidity requirements of traditional money market funds that seek to maintain a constant NAV of  $1.00 per share.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the portfolio is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, the value of the portfolio’s investments and therefore the value of your shares may go up or down. It’s possible to lose money by investing in the portfolio. In periods of low prevailing interest rates, interest earned by the portfolio may not be sufficient to offset the portfolio’s expenses. This would result in negative yields and decreasing NAVs.

You should not rely on or expect the portfolio’s investment adviser or portfolio manager to purchase distressed assets from the portfolio, make capital infusions, enter into capital support agreements, or take other actions to prevent a decline in NAV. The portfolio’s NAV can be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Additionally, the actions of a few large investors in the portfolio may have a significant adverse effect on other shareholders.

The Cash Management Portfolio is intended to have the least investment risk of the Fund’s portfolios because its principal investment strategy is to invest in short-term securities that are either government guaranteed or have very high credit ratings. There is no guarantee that the portfolio will achieve its investment objective. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It’s possible to lose money by investing in the portfolio.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 1st quarter 2001: 1.34%; 1st quarter 2010: (0.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Cash Management Portfolio
1 year	rr_AverageAnnualReturnYear01	(0.05%)
5 years	rr_AverageAnnualReturnYear05	2.41%
10 years	rr_AverageAnnualReturnYear10	2.19%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-day yield ending December 31, 2010: 0.00%
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	7-day yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Cash Management Portfolio | Cash Management Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	38
3 years	rr_ExpenseExampleYear03	119
5 years	rr_ExpenseExampleYear05	208
10 years	rr_ExpenseExampleYear10	468
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	3.86%
02	rr_AnnualReturn2002	1.41%
03	rr_AnnualReturn2003	0.79%
04	rr_AnnualReturn2004	1.01%
05	rr_AnnualReturn2005	2.82%
06	rr_AnnualReturn2006	4.69%
07	rr_AnnualReturn2007	4.99%
08	rr_AnnualReturn2008	2.36%
09	rr_AnnualReturn2009	0.17%
10	rr_AnnualReturn2010	(0.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.03%)
Cash Management Portfolio | Cash Management Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	55
5 years	rr_ExpenseExampleYear05	96
10 years	rr_ExpenseExampleYear10	217
Cash Management Portfolio | BofA Merrill Lynch U.S. 3-Month T-Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month T-Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
10 years	rr_AverageAnnualReturnYear10	2.38%
Diversified Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 889.86% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	889.86%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in fixed income securities. When selecting securities the manager employs a team-oriented investment process which considers sector allocation, issue selection, duration exposure, term structure weighting and country/currency allocations. Generally, the manager expects the portfolio’s average duration to be within a range of 2.5 to 7 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

Principal investments include U.S. government and agency securities; corporate bonds and notes; convertible securities; and mortgage-backed securities. The portfolio may invest up to 25% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager. The portfolio may also invest up to 25% of its assets in foreign securities (equity and debt). However, the portfolio will not invest more than 20% of its assets in non-U.S. dollar denominated securities, including emerging markets.

The manager uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition,foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called “junk bonds”) have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 6.04%; 3rd quarter 2008: (2.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Diversified Bond Portfolio
1 year	rr_AverageAnnualReturnYear01	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Diversified Bond Portfolio | Diversified Bond Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
07	rr_AnnualReturn2007	1.32%
08	rr_AnnualReturn2008	(7.80%)
09	rr_AnnualReturn2009	14.13%
10	rr_AnnualReturn2010	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
Diversified Bond Portfolio | Diversified Bond Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
Diversified Bond Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Floating Rate Loan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Floating Rate Loan Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks a high level of current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 97.23% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.23%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the portfolio invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The portfolio may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the portfolio may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The portfolio may invest all or substantially all of its assets in senior loans and other debt instruments that are rated non- investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the portfolio could experience delays in receiving payments or suffer a loss. In an assignment, the portfolio effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments. Being classified as non-diversified does not prevent the manager from managing as though it were a diversified portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 7.86%; 4th quarter 2008: (22.25%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Floating Rate Loan Portfolio
1 year	rr_AverageAnnualReturnYear01	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Floating Rate Loan Portfolio | Floating Rate Loan Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	1.03%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.93%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	559
10 years	rr_ExpenseExampleYear10	1,250
Annual Total Returns	rr_BarChartTableAbstract
08	rr_AnnualReturn2008	(29.28%)
09	rr_AnnualReturn2009	24.31%
10	rr_AnnualReturn2010	7.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
Floating Rate Loan Portfolio | Floating Rate Loan Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.83%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.73%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	451
10 years	rr_ExpenseExampleYear10	1,016
Floating Rate Loan Portfolio | S&P/LSTA Leveraged Loan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks a high level of current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 120.48% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.48%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in non- investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The portfolio principally invests in intermediate to long terms to maturity which generally means holdings with final maturities greater than one year. Securities include bonds and notes, including those of foreign issuers which are denominated in U.S. dollars.

When selecting securities, the manager focuses on:

• Seeking high yields while addressing risk by looking for securities that offer the highest yields for their credit rating.

• Seeking gains by looking for securities that may be more creditworthy than their credit rating indicates. This involves an analysis of each potential security, and may include meeting with the company’s management team.

• Reducing credit risk by investing in many different issuers in a wide range of industries.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 12.57%; 4th quarter 2008: (14.09%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	High Yield Bond Portfolio
1 year	rr_AverageAnnualReturnYear01	14.52%
5 years	rr_AverageAnnualReturnYear05	6.92%
10 years	rr_AverageAnnualReturnYear10	6.35%
High Yield Bond Portfolio | High Yield Bond Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	1.35%
02	rr_AnnualReturn2002	(3.00%)
03	rr_AnnualReturn2003	20.29%
04	rr_AnnualReturn2004	9.42%
05	rr_AnnualReturn2005	2.37%
06	rr_AnnualReturn2006	9.42%
07	rr_AnnualReturn2007	2.44%
08	rr_AnnualReturn2008	(22.20%)
09	rr_AnnualReturn2009	39.87%
10	rr_AnnualReturn2010	14.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
High Yield Bond Portfolio | High Yield Bond Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
High Yield Bond Portfolio | Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	14.94%
5 years	rr_AverageAnnualReturnYear05	8.91%
10 years	rr_AverageAnnualReturnYear10	9.01%
Inflation Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Managed Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 406.13% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	406.13%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation- indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and derivative instruments and forward commitments relating to the previously mentioned securities.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 3 years of the portfolio’s benchmark index duration.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

• Chooses companies to invest in by carrying out credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial portion of the portfolio is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its current and former benchmark indexes. The former benchmark index, Barclays Capital U.S. Government Bond Index, is being provided to compare performance of the portfolio prior to May 1, 2001, when the portfolio had a different investment focus. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to yearand showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2002: 7.28%; 3rd quarter 2008: (6.44%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Inflation Managed Portfolio
1 year	rr_AverageAnnualReturnYear01	8.78%
5 years	rr_AverageAnnualReturnYear05	5.69%
10 years	rr_AverageAnnualReturnYear10	6.74%
Inflation Managed Portfolio | Inflation Managed Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	4.27%
02	rr_AnnualReturn2002	15.45%
03	rr_AnnualReturn2003	8.24%
04	rr_AnnualReturn2004	8.90%
05	rr_AnnualReturn2005	2.54%
06	rr_AnnualReturn2006	0.52%
07	rr_AnnualReturn2007	10.14%
08	rr_AnnualReturn2008	(9.34%)
09	rr_AnnualReturn2009	20.80%
10	rr_AnnualReturn2010	8.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.44%)
Inflation Managed Portfolio | Inflation Managed Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
Inflation Managed Portfolio | Barclays Capital U.S. TIPS Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. TIPS Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.31%
5 years	rr_AverageAnnualReturnYear05	5.33%
10 years	rr_AverageAnnualReturnYear10	7.02%
Inflation Managed Portfolio | Barclays Capital U.S. Government Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.52%
5 years	rr_AverageAnnualReturnYear05	5.45%
10 years	rr_AverageAnnualReturnYear10	5.42%
Inflation Protected Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protected Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation- indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers. Under normal market conditions, the portfolio may invest up to 40% of the portfolio’s assets in non-U.S. dollar denominated securities, 20% of which may be unhedged.

When selecting investments, the manager:

• Uses fundamental investment techniques to select investments.

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 20% (plus or minus) of the portfolio’s benchmark index duration.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

The manager frequently uses futures, forwards, swaps and options contracts (derivatives). Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against currency fluctuations. Total return swaps are used to receive the return of a reference asset, such as an index.

A portion of the portfolio is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market or the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Inflation Protected Portfolio | Inflation Protected Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.36%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
Inflation Protected Portfolio | Inflation Protected Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.36%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.42%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	135
Managed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 618.75% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	618.75%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The securities will principally include medium to high quality, investment grade securities with varying terms to maturity. The portfolio may invest in U.S. and foreign issuers (including emerging markets), including government and agency issued securities; mortgage- related securities; corporate bonds and notes; and commercial paper and other money market instruments. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 2 years of the portfolio’s benchmark index.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

• Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 9.85%; 3rd quarter 2008: (3.77%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Managed Bond Portfolio
1 year	rr_AverageAnnualReturnYear01	8.96%
5 years	rr_AverageAnnualReturnYear05	8.07%
10 years	rr_AverageAnnualReturnYear10	7.27%
Managed Bond Portfolio | Managed Bond Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.39%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	7.33%
02	rr_AnnualReturn2002	10.93%
03	rr_AnnualReturn2003	6.24%
04	rr_AnnualReturn2004	5.38%
05	rr_AnnualReturn2005	2.63%
06	rr_AnnualReturn2006	4.81%
07	rr_AnnualReturn2007	8.53%
08	rr_AnnualReturn2008	(1.71%)
09	rr_AnnualReturn2009	21.01%
10	rr_AnnualReturn2010	8.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.77%)
Managed Bond Portfolio | Managed Bond Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.39%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
Managed Bond Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
10 years	rr_AverageAnnualReturnYear10	5.84%
Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital appreciation is of secondary importance.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 170.58% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.58%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality, investment grade securities. Generally, the manager expects to track duration of the Barclays Capital 1-3 Year Government/Credit Bond Index (plus or minus a half-year) although the securities held may have short, intermediate, and long terms to maturity. In addition to making active sector allocations and security selection decisions, the manager also monitors portfolio duration as part of the management for this portfolio. The portfolio’s average duration will not likely exceed 3 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The manager intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, repurchase agreements collateralized by U.S. government securities, and money market instruments. The portfolio may invest up to 55% of its assets in investment grade corporate debt securities, including derivatives thereof. The portfolio may invest up to 15% of its assets in foreign debt denominated in U.S. dollars.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities.

The portfolio may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

The manager uses futures, forwards and swaps (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are sold to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its current and former benchmark index. The former benchmark index, BofA Merrill Lynch 1-3 Year U.S. Treasury Index, is being provided to compare performance of the portfolio prior to May 1, 2011, when the portfolio had a different investment focus. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 4.02%; 4th quarter 2008: (2.19%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Short Duration Bond Portfolio
1 year	rr_AverageAnnualReturnYear01	3.40%
5 years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Short Duration Bond Portfolio | Short Duration Bond Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
04	rr_AnnualReturn2004	1.21%
05	rr_AnnualReturn2005	1.57%
06	rr_AnnualReturn2006	4.27%
07	rr_AnnualReturn2007	4.47%
08	rr_AnnualReturn2008	(5.09%)
09	rr_AnnualReturn2009	8.66%
10	rr_AnnualReturn2010	3.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.19%)
Short Duration Bond Portfolio | Short Duration Bond Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
Short Duration Bond Portfolio | Barclays Capital 1-3 Year Government Credit/Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year Government Credit/Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.80%
5 years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Short Duration Bond Portfolio | BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.35%
5 years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
American Funds Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds®Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 4.44% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.44%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests all of its assets in Class 1 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Growth Fund).

The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The basic investment philosophy of the manager of the Master Growth Fund is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Master/Feeder Mutual Fund Structure: The portfolio bears the fees and expenses of the Master Fund in addition to its own fees and expenses, which could result in a higher overall expense ratio.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 18.37%; 4th quarter 2008: (26.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	American Funds Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	18.26%
5 years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
American Funds Growth Portfolio | American Funds Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.07%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.31%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	382
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,549
Annual Total Returns	rr_BarChartTableAbstract
06	rr_AnnualReturn2006	9.81%
07	rr_AnnualReturn2007	11.93%
08	rr_AnnualReturn2008	(44.19%)
09	rr_AnnualReturn2009	38.86%
10	rr_AnnualReturn2010	18.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
American Funds Growth Portfolio | American Funds Growth Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	1.07%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.77%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,321
American Funds Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
American Funds Growth-Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth-Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.50% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.50%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company (Master Growth-Income Fund).

The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the portfolio focuses on investments in medium to larger capitalization companies, the portfolio’s investments are not limited to a particular capitalization size. The portfolio may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside of the United States.

The basic investment philosophy of the Master Growth-Income Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Master/Feeder Mutual Fund Structure: The portfolio bears the fees and expenses of the Master Fund in addition to its own fees and expenses, which could result in a higher overall expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 15.94%; 4th quarter 2008: (22.04%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	American Funds Growth-Income Portfolio
1 year	rr_AverageAnnualReturnYear01	11.03%
5 years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
American Funds Growth-Income Portfolio | American Funds Growth-Income Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.01%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.25%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,481
Annual Total Returns	rr_BarChartTableAbstract
06	rr_AnnualReturn2006	14.77%
07	rr_AnnualReturn2007	4.66%
08	rr_AnnualReturn2008	(38.08%)
09	rr_AnnualReturn2009	30.74%
10	rr_AnnualReturn2010	11.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
American Funds Growth-Income Portfolio | American Funds Growth-Income Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	1.01%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	546
10 years	rr_ExpenseExampleYear10	1,252
American Funds Growth-Income Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Comstock Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 18.86% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.86%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The manager invests primarily in common stocks. The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which may be medium or large-sized companies. Portfolio securities are typically sold when the manager’s assessment of the capital growth and income potential of such securities materially changes.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 19.05%; 4th quarter 2008: (23.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Comstock Portfolio
1 year	rr_AverageAnnualReturnYear01	15.42%
5 years	rr_AverageAnnualReturnYear05	1.16%
10 years	rr_AverageAnnualReturnYear10	1.79%
Comstock Portfolio | Comstock Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.93%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	513
10 years	rr_ExpenseExampleYear10	1,141
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(9.87%)
02	rr_AnnualReturn2002	(22.15%)
03	rr_AnnualReturn2003	31.38%
04	rr_AnnualReturn2004	17.17%
05	rr_AnnualReturn2005	4.36%
06	rr_AnnualReturn2006	16.33%
07	rr_AnnualReturn2007	(3.01%)
08	rr_AnnualReturn2008	(36.79%)
09	rr_AnnualReturn2009	28.68%
10	rr_AnnualReturn2010	15.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
Comstock Portfolio | Comstock Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.73%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	404
10 years	rr_ExpenseExampleYear10	905
Comstock Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects nodeductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Dividend Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 68.99% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.99%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This portfolio normally invests at least 65% of its assets in equity securities of dividend paying companies that the manager expects to increase their dividends over time and also provide long-term appreciation. The portfolio principally invests in common stock. This portfolio may invest up to 25% of its assets in securities of companies outside the U.S. not including American Depositary Receipts (ADRs) and securities of foreign companies registered in the U.S. The portfolio generally holds large- and medium-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition,foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 17.12%; 4th quarter 2008: (23.69%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Dividend Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	10.77%
5 years	rr_AverageAnnualReturnYear05	0.25%
10 years	rr_AverageAnnualReturnYear10	1.48%
Dividend Growth Portfolio | Dividend Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.66%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(2.74%)
02	rr_AnnualReturn2002	(24.19%)
03	rr_AnnualReturn2003	32.63%
04	rr_AnnualReturn2004	11.20%
05	rr_AnnualReturn2005	5.24%
06	rr_AnnualReturn2006	11.97%
07	rr_AnnualReturn2007	1.19%
08	rr_AnnualReturn2008	(39.07%)
09	rr_AnnualReturn2009	32.40%
10	rr_AnnualReturn2010	10.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.69%)
Dividend Growth Portfolio | Dividend Growth Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.66%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
Dividend Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 5.23% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.23%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of companies included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2010, the market capitalization range of the S&P 500 Index was approximately  $1.58 billion to  $368.74 billion.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally hold between 400 and 500 of the stocks in the index and tries to match its industry weightings. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 15.89%; 4th quarter 2008: (22.23%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Equity Index Portfolio
1 year	rr_AverageAnnualReturnYear01	14.81%
5 years	rr_AverageAnnualReturnYear05	2.01%
10 years	rr_AverageAnnualReturnYear10	1.13%
Equity Index Portfolio | Equity Index Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.28%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	29
3 years	rr_ExpenseExampleYear03	90
5 years	rr_ExpenseExampleYear05	157
10 years	rr_ExpenseExampleYear10	356
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(12.15%)
02	rr_AnnualReturn2002	(22.34%)
03	rr_AnnualReturn2003	28.29%
04	rr_AnnualReturn2004	10.58%
05	rr_AnnualReturn2005	4.67%
06	rr_AnnualReturn2006	15.52%
07	rr_AnnualReturn2007	5.23%
08	rr_AnnualReturn2008	(37.35%)
09	rr_AnnualReturn2009	26.36%
10	rr_AnnualReturn2010	14.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Equity Index Portfolio | Equity Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	8
3 years	rr_ExpenseExampleYear03	26
5 years	rr_ExpenseExampleYear05	45
10 years	rr_ExpenseExampleYear10	103
Equity Index Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
Focused 30 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused 30 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the costof investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 36.37% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.37%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The portfolio may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The portfolio normally concentrates its investments in a core group of approximately 30 (but may range from 30-45) common stocks of companies which are prominent within their industry and which the manager believes have competitive advantages.

The manager looks for companies with earnings growth potential that may not be recognized by the market at large.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The portfolio is classified as non- diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 25.07%; 4th quarter 2008: (28.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Focused 30 Portfolio
1 year	rr_AverageAnnualReturnYear01	10.35%
5 years	rr_AverageAnnualReturnYear05	6.19%
10 years	rr_AverageAnnualReturnYear10	5.11%
Focused 30 Portfolio | Focused 30 Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.74%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(13.35%)
02	rr_AnnualReturn2002	(29.41%)
03	rr_AnnualReturn2003	42.26%
04	rr_AnnualReturn2004	14.85%
05	rr_AnnualReturn2005	22.07%
06	rr_AnnualReturn2006	23.71%
07	rr_AnnualReturn2007	31.84%
08	rr_AnnualReturn2008	(50.14%)
09	rr_AnnualReturn2009	50.43%
10	rr_AnnualReturn2010	10.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.12%)
Focused 30 Portfolio | Focused 30 Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.74%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Focused 30 Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
10 years	rr_AverageAnnualReturnYear10	0.02%
Growth LT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth LT Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 46.73% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.73%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests in companies of any size. The portfolio principally invests in equity securities but may also invest in debt securities. The portfolio may invest up to 25% of its assets in foreign securities (equity and debt), including emerging market countries, denominated in a foreign currency and not publicly traded in the U.S. The portfolio manager looks for companies that have high potential for earnings growth that may not be recognized by other investors. The manager generally does not limit security selection to any industry sector or use other defined selection procedures.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value ofa foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 16.86%; 1st quarter 2001: (24.11%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Growth LT Portfolio
1 year	rr_AverageAnnualReturnYear01	11.24%
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	(0.92%)
Growth LT Portfolio | Growth LT Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.55%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(29.55%)
02	rr_AnnualReturn2002	(28.97%)
03	rr_AnnualReturn2003	33.98%
04	rr_AnnualReturn2004	10.40%
05	rr_AnnualReturn2005	7.68%
06	rr_AnnualReturn2006	9.72%
07	rr_AnnualReturn2007	15.63%
08	rr_AnnualReturn2008	(40.95%)
09	rr_AnnualReturn2009	37.28%
10	rr_AnnualReturn2010	11.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance during this period
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.11%)
Growth LT Portfolio | Growth LT Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.55%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Growth LT Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
10 years	rr_AverageAnnualReturnYear10	0.02%
Large-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 98.13% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.13%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization stocks ( $3 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The portfolio normally concentrates its investments in 35 to 55 stocks.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive edge.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2010: 14.35%; 4th quarter 2008: (26.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Large-Cap Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	14.53%
5 years	rr_AverageAnnualReturnYear05	(1.39%)
10 years	rr_AverageAnnualReturnYear10	(2.72%)
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.71%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	517
10 years	rr_ExpenseExampleYear10	1,152
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(18.57%)
02	rr_AnnualReturn2002	(25.94%)
03	rr_AnnualReturn2003	25.36%
04	rr_AnnualReturn2004	4.65%
05	rr_AnnualReturn2005	2.94%
06	rr_AnnualReturn2006	(3.82%)
07	rr_AnnualReturn2007	21.63%
08	rr_AnnualReturn2008	(50.47%)
09	rr_AnnualReturn2009	40.50%
10	rr_AnnualReturn2010	14.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.65%)
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.71%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.74%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	409
10 years	rr_ExpenseExampleYear10	916
Large-Cap Growth Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
10 years	rr_AverageAnnualReturnYear10	0.02%
Large-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 17.37% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.37%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in common stocks of large companies. It tends to emphasize U.S. companies with a total market capitalization of more than  $5 billion. The portfolio may also invest up to 20% of its assets in foreign securities, including emerging market countries.

The manager looks for companies that it believes are undervalued or expected to grow.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 19.48%; 3rd quarter 2002: (20.98%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Large-Cap Value Portfolio
1 year	rr_AverageAnnualReturnYear01	9.08%
5 years	rr_AverageAnnualReturnYear05	1.29%
10 years	rr_AverageAnnualReturnYear10	1.94%
Large-Cap Value Portfolio | Large-Cap Value Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.59%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(3.65%)
02	rr_AnnualReturn2002	(22.96%)
03	rr_AnnualReturn2003	31.24%
04	rr_AnnualReturn2004	9.93%
05	rr_AnnualReturn2005	6.16%
06	rr_AnnualReturn2006	17.58%
07	rr_AnnualReturn2007	3.54%
08	rr_AnnualReturn2008	(34.80%)
09	rr_AnnualReturn2009	23.13%
10	rr_AnnualReturn2010	9.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
Large-Cap Value Portfolio | Large-Cap Value Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.59%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
Large-Cap Value Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Long/Short Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long/Short Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks above-average total returns.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 245.15% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	245.15%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2010, the market capitalization range of the S&P 500 Index was approximately  $1.58 billion to  $368.74 billion.

The portfolio principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the portfolio invests include common stocks, depositary receipts and exchange-traded funds.

The manager intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The portfolio’s long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the portfolio.

The manager will establish long equity positions in securities that the manager believes will outperform the market and will take short positions in equity securities the manager believes will underperform the market. When a short sale occurs, the portfolio will arrange through and pay a broker to borrow the security for delivery to the buyer. When the portfolio borrows a security, it is obligated to replace the security borrowed at its market price at the time of replacement. The portfolio will utilize securities lending to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. The cost of financing long positions in excess of the value of the portfolio’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the portfolio. Accordingly, the portfolio will be leveraged and could have more equity exposure than a portfolio that does not engage in this strategy. However, the portfolio intends to maintain an approximate net 100% long exposure. Implementation of the portfolio’s strategy is dependent upon the ability of cost effective financing of positions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Securities Lending Risk: When the portfolio loans securities to brokers, dealers or financial institutions, there is a risk of delay in the return of the securities loaned. All loans are secured by collateral which is held by the custodian. The portfolio retains beneficial ownership and all economic benefits of a loaned security other than the ability to vote a proxy for that security while out on loan.

• Borrowing Risk: Borrowing money to finance purchases of securities that exceed a portfolio’s net assets creates leverage. This may exaggerate changes in the net asset value of the portfolio’s shares and its returns. The portfolio bears the added market risk of the securities purchased. Borrowing will cost a portfolio interest expense and other fees and may reduce its returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 16.33%; 4th quarter 2008: (21.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Long/Short Large-Cap Portfolio
1 year	rr_AverageAnnualReturnYear01	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Long/Short Large-Cap Portfolio | Long/Short Large-Cap Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.00%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual operating expenses	rr_ExpensesOverAssets	1.70%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	173
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	923
10 years	rr_ExpenseExampleYear10	2,009
Annual Total Returns	rr_BarChartTableAbstract
09	rr_AnnualReturn2009	27.56%
10	rr_AnnualReturn2010	12.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Long/Short Large-Cap Portfolio | Long/Short Large-Cap Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	1.00%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual operating expenses	rr_ExpensesOverAssets	1.50%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	818
10 years	rr_ExpenseExampleYear10	1,791
Long/Short Large-Cap Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Main Street Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Main Street® Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.54% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.54%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio principally invests in common stocks of U.S. companies with large market capitalizations.

The manager uses fundamental research and quantitative models to select securities for the portfolio, which is comprised of both growth and value stocks.

The manager seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 18.84%; 4th quarter 2008: (22.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Main Street Core Portfolio
1 year	rr_AverageAnnualReturnYear01	16.14%
5 years	rr_AverageAnnualReturnYear05	2.00%
10 years	rr_AverageAnnualReturnYear10	0.60%
Main Street Core Portfolio | Main Street Core Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.45%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(8.87%)
02	rr_AnnualReturn2002	(28.40%)
03	rr_AnnualReturn2003	26.96%
04	rr_AnnualReturn2004	9.54%
05	rr_AnnualReturn2005	5.99%
06	rr_AnnualReturn2006	15.18%
07	rr_AnnualReturn2007	4.40%
08	rr_AnnualReturn2008	(38.87%)
09	rr_AnnualReturn2009	29.36%
10	rr_AnnualReturn2010	16.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Main Street Core Portfolio | Main Street Core Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.45%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	604
Main Street Core Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
Mid-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks capital appreciation.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 70.08% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.08%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The manager generally considers a company to be a mid capitalization company if the company has a market capitalization range within the Russell Midcap Index. As of December 31, 2010, the market capitalization range for the Russell Midcap Index was approximately  $251 million to  $22.07 billion.

The manager analyzes a company’s value by comparing its share price with its return on total capital or equity. Companies are considered undervalued when their share price is lower than their estimated worth or growth prospects.

The manager focuses on individual stock selection rather than on forecasting stock market trends.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 21.63%; 4th quarter 2008: (27.22%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Portfolio
1 year	rr_AverageAnnualReturnYear01	23.49%
5 years	rr_AverageAnnualReturnYear05	3.43%
10 years	rr_AverageAnnualReturnYear10	7.27%
Mid-Cap Equity Portfolio | Mid-Cap Equity Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	13.30%
02	rr_AnnualReturn2002	(14.46%)
03	rr_AnnualReturn2003	29.10%
04	rr_AnnualReturn2004	25.08%
05	rr_AnnualReturn2005	8.87%
06	rr_AnnualReturn2006	14.97%
07	rr_AnnualReturn2007	(2.15%)
08	rr_AnnualReturn2008	(39.00%)
09	rr_AnnualReturn2009	39.65%
10	rr_AnnualReturn2010	23.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.22%)
Mid-Cap Equity Portfolio | Mid-Cap Equity Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
Mid-Cap Equity Portfolio | Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	25.48%
5 years	rr_AverageAnnualReturnYear05	4.66%
10 years	rr_AverageAnnualReturnYear10	6.54%
Mid-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 41.35% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.35%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of December 31, 2010, the market capitalization range for the Russell Midcap Growth Index was approximately  $1.24 billion to  $22.07 billion. The portfolio invests primarily in “growth” stocks.

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and emerging market countries.

The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

The manager generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 4th quarter 2001: 27.86%; 2nd quarter 2002: (34.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Mid-Cap Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	33.32%
5 years	rr_AverageAnnualReturnYear05	7.99%
10 years	rr_AverageAnnualReturnYear10	1.68%
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(18.81%)
02	rr_AnnualReturn2002	(47.03%)
03	rr_AnnualReturn2003	30.39%
04	rr_AnnualReturn2004	21.59%
05	rr_AnnualReturn2005	17.90%
06	rr_AnnualReturn2006	8.93%
07	rr_AnnualReturn2007	22.92%
08	rr_AnnualReturn2008	(48.36%)
09	rr_AnnualReturn2009	59.33%
10	rr_AnnualReturn2010	33.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.83%)
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Mid-Cap Growth Portfolio | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.38%
5 years	rr_AverageAnnualReturnYear05	4.88%
10 years	rr_AverageAnnualReturnYear10	3.12%
Mid-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 118.20% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.20%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of mid-capitalization companies. The manager generally considers a company to be a mid-capitalization company if the company has a capitalization range within the Russell Midcap Value Index. As of December 31, 2010, the market capitalization range for the Russell Midcap Value Index was approximately  $251 million to  $17.20 billion. The portfolio primarily invests in common stock. The portfolio may purchase securities offered in equity initial public offerings (IPOs).

In selecting securities, the manager initially screens for stocks from the universe of U.S. mid-capitalization companies that it believes are undervalued. The manager then uses a fundamental analysis to examine each company for financial strength before deciding to purchase a stock.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. raditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Equity Initial Public Offering (IPO) Risk: Investments in equity IPOs may be more volatile than investments in other equity securities and may expose the portfolio to risks associated with companies that have short operating histories and less-established market sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.88%; 1st quarter 2009: (13.53%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Mid-Cap Value Portfolio
1 year	rr_AverageAnnualReturnYear01	21.20%
Since Inception	rr_AverageAnnualReturnSinceInception	25.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
09	rr_AnnualReturn2009	29.33%
10	rr_AnnualReturn2010	21.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.53%)
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Mid-Cap Value Portfolio | Russell Midcap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.75%
Since Inception	rr_AverageAnnualReturnSinceInception	29.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Small-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 133.53% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.53%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is co-managed by Franklin Advisory Services, LLC (Franklin) and BlackRock Investment Management, LLC (BlackRock). Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and will not actively manage its portion of the portfolio. PLFA, the investment adviser, allocates the portfolio’s assets between Franklin and BlackRock. PLFA will normally strive to allocate inflows and outflows between the two managers with a 70% allocation to Franklin and a 30% allocation to BlackRock, but may change the allocation or rebalance at any time. The relative values of each manager’s share of the portfolio’s assets also may change over time.

The portfolio invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives). The managers generally consider a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Value Index as of the most recent month-end; or (2) the average of the month-end largest market capitalization of a company in the Russell 2000 Value Index over the prior 12 months. As of December 31, 2010, those capitalization amounts were (1)  $4.1 and (2)  $3.2 billion, respectively.

The portfolio invests mainly in common stocks of small, publicly traded companies.

Franklin generally invests in common stocks that the manager believes are currently undervalued and have the potential for capital appreciation.

BlackRock invests in securities that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage its portion of the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

Franklin managed portion

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

BlackRock managed portion

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Additional principal risks

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.45%; 4th quarter 2008: (18.45%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Small-Cap Equity Portfolio
1 year	rr_AverageAnnualReturnYear01	20.11%
5 years	rr_AverageAnnualReturnYear05	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
Annual Total Returns	rr_BarChartTableAbstract
06	rr_AnnualReturn2006	18.68%
07	rr_AnnualReturn2007	6.04%
08	rr_AnnualReturn2008	(26.11%)
09	rr_AnnualReturn2009	30.22%
10	rr_AnnualReturn2010	20.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Small-Cap Equity Portfolio | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks capital appreciation; no consideration is given to income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 56.21% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.21%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in small capitalization equity securities. The portfolio invests mainly in equity securities that have a total market capitalization within the range of companies included in the Russell 2000 Growth Index and/or the S&P SmallCap 600 Index. As of December 31, 2010, the market capitalization of the companies in these indexes ranged from approximately  $50 million to  $5 billion. The portfolio invests primarily in “growth” stocks.

The manager will look for companies that have high unit volume growth or a positive life cycle change.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other nonprincipal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 4th quarter 2001: 21.77%; 4th quarter 2008: (28.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Small-Cap Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	26.01%
5 years	rr_AverageAnnualReturnYear05	3.51%
10 years	rr_AverageAnnualReturnYear10	1.82%
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(17.24%)
02	rr_AnnualReturn2002	(25.09%)
03	rr_AnnualReturn2003	33.14%
04	rr_AnnualReturn2004	18.94%
05	rr_AnnualReturn2005	2.66%
06	rr_AnnualReturn2006	5.07%
07	rr_AnnualReturn2007	15.10%
08	rr_AnnualReturn2008	(47.11%)
09	rr_AnnualReturn2009	47.44%
10	rr_AnnualReturn2010	26.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.65%)
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	798
Small-Cap Growth Portfolio | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	29.09%
5 years	rr_AverageAnnualReturnYear05	5.30%
10 years	rr_AverageAnnualReturnYear10	3.78%
Small-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of small-capitalization companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 13.80% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.80%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Index. The Russell 2000 Index is an index of the 2,000 smallest companies listed in the Russell 3000 Index. As of December 31, 2010, the market capitalization range of the Russell 2000 Index was approximately  $24 million to  $5 billion. The portfolio principally invests in common stock.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally invest in any number of the stocks in the index and tries to match its industry weightings. The team periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The team will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 23.29%; 4th quarter 2008: (27.45%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Small-Cap Index Portfolio
1 year	rr_AverageAnnualReturnYear01	26.42%
5 years	rr_AverageAnnualReturnYear05	3.97%
10 years	rr_AverageAnnualReturnYear10	5.78%
Small-Cap Index Portfolio | Small-Cap Index Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.30%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.56%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	1.74%
02	rr_AnnualReturn2002	(21.19%)
03	rr_AnnualReturn2003	46.53%
04	rr_AnnualReturn2004	17.76%
05	rr_AnnualReturn2005	4.38%
06	rr_AnnualReturn2006	17.79%
07	rr_AnnualReturn2007	(2.02%)
08	rr_AnnualReturn2008	(35.03%)
09	rr_AnnualReturn2009	28.19%
10	rr_AnnualReturn2010	26.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.45%)
Small-Cap Index Portfolio | Small-Cap Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.30%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.36%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	37
3 years	rr_ExpenseExampleYear03	116
5 years	rr_ExpenseExampleYear05	202
10 years	rr_ExpenseExampleYear10	456
Small-Cap Index Portfolio | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.85%
5 years	rr_AverageAnnualReturnYear05	4.47%
10 years	rr_AverageAnnualReturnYear10	6.33%
Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 21.23% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.23%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization between  $100 million and  $3.5 billion. The portfolio normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The portfolio also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum an earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 19.40%; 4th quarter 2008: (22.91%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Small-Cap Value Portfolio
1 year	rr_AverageAnnualReturnYear01	25.34%
5 years	rr_AverageAnnualReturnYear05	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Small-Cap Value Portfolio | Small-Cap Value Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
Annual Total Returns	rr_BarChartTableAbstract
04	rr_AnnualReturn2004	24.41%
05	rr_AnnualReturn2005	13.65%
06	rr_AnnualReturn2006	19.75%
07	rr_AnnualReturn2007	3.14%
08	rr_AnnualReturn2008	(28.23%)
09	rr_AnnualReturn2009	27.18%
10	rr_AnnualReturn2010	25.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Small-Cap Value Portfolio | Small-Cap Value Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Small-Cap Value Portfolio | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Health Sciences Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Health Sciences Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.99% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.99%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of companies in the health sciences sector.

This portfolio may invest up to 25% of its assets in foreign denominated securities, including emerging market countries. American Depositary Receipts (ADRs) and Canadian issuers are excluded from this limit. The portfolio may invest in small-, mid- and large-capitalization companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This portfolio invests at least 80% of its assets in equity securities of companies in the health sciences sector.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to a broad-based securities market benchmark index and a health care sector index which is comprised of securities which are more similar in character to those held by the portfolio than those in the broad-based benchmark. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 17.21%; 1st quarter 2001: (17.39%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Health Sciences Portfolio
1 year	rr_AverageAnnualReturnYear01	23.34%
5 years	rr_AverageAnnualReturnYear05	7.26%
10 years	rr_AverageAnnualReturnYear10	4.76%
Health Sciences Portfolio | Health Sciences Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.15%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(7.69%)
02	rr_AnnualReturn2002	(23.30%)
03	rr_AnnualReturn2003	27.82%
04	rr_AnnualReturn2004	7.54%
05	rr_AnnualReturn2005	15.28%
06	rr_AnnualReturn2006	8.11%
07	rr_AnnualReturn2007	16.47%
08	rr_AnnualReturn2008	(28.16%)
09	rr_AnnualReturn2009	27.23%
10	rr_AnnualReturn2010	23.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.39%)
Health Sciences Portfolio | Health Sciences Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	1,166
Health Sciences Portfolio | S&P Composite 1500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.38%
5 years	rr_AverageAnnualReturnYear05	2.65%
10 years	rr_AverageAnnualReturnYear10	2.07%
Health Sciences Portfolio | S&P Composite 1500 Health Care Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.20%
5 years	rr_AverageAnnualReturnYear05	2.27%
10 years	rr_AverageAnnualReturnYear10	0.52%
Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and long-term capital appreciation.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 18.97% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.97%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The portfolio invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The portfolio focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The portfolio may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a “bottom-up” process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. A “top-down” asset allocation is determined by focusing on key regional criteria that include demographic and macroeconomic factors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This portfolio invests at least 80% of its assets in securities of companies operating in the real estate and related industries.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.

• Real Estate Risk: Adverse changes in the real estate markets, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the Investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 31.84%; 4th quarter 2008: (39.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Real Estate Portfolio
1 year	rr_AverageAnnualReturnYear01	30.54%
5 years	rr_AverageAnnualReturnYear05	3.71%
10 years	rr_AverageAnnualReturnYear10	11.11%
Real Estate Portfolio | Real Estate Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.83%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	8.55%
02	rr_AnnualReturn2002	(0.32%)
03	rr_AnnualReturn2003	37.52%
04	rr_AnnualReturn2004	37.62%
05	rr_AnnualReturn2005	16.79%
06	rr_AnnualReturn2006	38.06%
07	rr_AnnualReturn2007	(16.16%)
08	rr_AnnualReturn2008	(39.99%)
09	rr_AnnualReturn2009	32.27%
10	rr_AnnualReturn2010	30.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.12%)
Real Estate Portfolio | Real Estate Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.83%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Real Estate Portfolio | FTSE NAREIT Equity REITs Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	27.96%
5 years	rr_AverageAnnualReturnYear05	3.04%
10 years	rr_AverageAnnualReturnYear10	10.77%
Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Technology Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 216.41% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.41%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This portfolio invests at least 80% of its assets in equity securities of technology companies and technology-related companies. This portfolio may invest in companies of all sizes and may invest a significant percentage of its assets in small-and mid-capitalization companies. The portfolio may invest up to 25% of its assets in securities of foreign issuers, including up to 10% in emerging market countries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This portfolio invests at least 80% of its assets in equity securities of technology companies and technology-related companies.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to a broad-based securities market benchmark index and to a new technology sector index, as well as to the prior technology sector index, both of which are comprised of securities that are more similar in character to those held by the portfolio than those in the broad-based index. The technology sector index was changed to provide a closer comparison to the investment strategy. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 4th quarter 2001: 36.85%; 3rd quarter 2001: (39.60%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Technology Portfolio
1 year	rr_AverageAnnualReturnYear01	21.50%
5 years	rr_AverageAnnualReturnYear05	3.82%
10 years	rr_AverageAnnualReturnYear10	(3.68%)
Technology Portfolio | Technology Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(40.94%)
02	rr_AnnualReturn2002	(46.34%)
03	rr_AnnualReturn2003	42.58%
04	rr_AnnualReturn2004	3.66%
05	rr_AnnualReturn2005	21.71%
06	rr_AnnualReturn2006	9.34%
07	rr_AnnualReturn2007	23.03%
08	rr_AnnualReturn2008	(51.64%)
09	rr_AnnualReturn2009	52.57%
10	rr_AnnualReturn2010	21.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.60%)
Technology Portfolio | Technology Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
Technology Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
Technology Portfolio | S&P North American Technology Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deductions for fees expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.65%
5 years	rr_AverageAnnualReturnYear05	5.83%
10 years	rr_AverageAnnualReturnYear10	(0.86%)
Technology Portfolio | Merrill Lynch 100 Technology Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch 100 Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	18.78%
5 years	rr_AverageAnnualReturnYear05	4.66%
10 years	rr_AverageAnnualReturnYear10	(0.53%)
Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 32.63% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.63%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities (including American Depositary Receipts (ADRs)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The portfolio principally invests in common stock and other equity securities.

The manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects.

In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

The manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 38.29%; 4th quarter 2008: (27.73%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Emerging Markets Portfolio
1 year	rr_AverageAnnualReturnYear01	27.02%
5 years	rr_AverageAnnualReturnYear05	15.25%
10 years	rr_AverageAnnualReturnYear10	19.17%
Emerging Markets Portfolio | Emerging Markets Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.80%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,283
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(8.68%)
02	rr_AnnualReturn2002	(3.07%)
03	rr_AnnualReturn2003	68.50%
04	rr_AnnualReturn2004	34.62%
05	rr_AnnualReturn2005	41.47%
06	rr_AnnualReturn2006	24.40%
07	rr_AnnualReturn2007	33.09%
08	rr_AnnualReturn2008	(47.68%)
09	rr_AnnualReturn2009	84.79%
10	rr_AnnualReturn2010	27.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.73%)
Emerging Markets Portfolio | Emerging Markets Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.80%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
Emerging Markets Portfolio | MSCI Emerging Markets Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
10 years	rr_AverageAnnualReturnYear10	15.89%
International Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 24.51% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.51%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be an international large- capitalization company if it has a market capitalization of  $3 billion or more. The portfolio invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.

The manager uses a bottom-up, as opposed to a top-down, investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. The manager may invest in the portfolio’s assets in the stocks of growth companies, in the stocks of value companies, or in a combination of growth and value companies.

The portfolio invests a significant amount of its assets outside the U.S. The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 21.11%; 3rd quarter 2002: (21.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	International Large-Cap Portfolio
1 year	rr_AverageAnnualReturnYear01	10.38%
5 years	rr_AverageAnnualReturnYear05	5.76%
10 years	rr_AverageAnnualReturnYear10	4.50%
International Large-Cap Portfolio | International Large-Cap Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.76%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(18.29%)
02	rr_AnnualReturn2002	(17.63%)
03	rr_AnnualReturn2003	30.52%
04	rr_AnnualReturn2004	18.60%
05	rr_AnnualReturn2005	12.70%
06	rr_AnnualReturn2006	27.00%
07	rr_AnnualReturn2007	9.26%
08	rr_AnnualReturn2008	(35.35%)
09	rr_AnnualReturn2009	33.61%
10	rr_AnnualReturn2010	10.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.48%)
International Large-Cap Portfolio | International Large-Cap Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.76%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
International Large-Cap Portfolio | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
10 years	rr_AverageAnnualReturnYear10	3.50%
International Small-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 91.33% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.33%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations. Generally, these companies are located in developed, foreign countries. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization in the range of approximately  $50 million to  $2 billion or in the range represented by the S&P Developed Ex-U.S. SmallCap Index. As of December 31, 2010, the S&P Developed Ex-U.S. SmallCap Index capitalization range was approximately  $14.89 million to  $13.72 billion. Under normal conditions, the portfolio invests in excess of 100 companies and generally expects to invest a significant amount of its assets in about the same number of non-U.S. countries as its benchmark index.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 24.06%; 3rd quarter 2008: (26.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	International Small-Cap Portfolio
1 year	rr_AverageAnnualReturnYear01	24.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
International Small-Cap Portfolio | International Small-Cap Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.85%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	1.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	348
5 years	rr_ExpenseExampleYear05	604
10 years	rr_ExpenseExampleYear10	1,338
Annual Total Returns	rr_BarChartTableAbstract
07	rr_AnnualReturn2007	4.73%
08	rr_AnnualReturn2008	(47.84%)
09	rr_AnnualReturn2009	30.28%
10	rr_AnnualReturn2010	24.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
International Small-Cap Portfolio | International Small-Cap Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.85%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	285
5 years	rr_ExpenseExampleYear05	497
10 years	rr_ExpenseExampleYear10	1,106
International Small-Cap Portfolio | S&P Developed Ex-U.S. SmallCap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-U.S. SmallCap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	21.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 136.26% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.26%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the manager believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. As of December 31, 2010, the market capitalization range for the MSCI EAFE Index was approximately  $1.46 billion to  $258.10 billion. Equity securities in which the portfolio principally invests are common stocks. The portfolio may invest in American Depositary Receipts (ADRs).

Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 50 to 80 companies.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 26.77%; 4th quarter 2008: (24.44%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	International Value Portfolio
1 year	rr_AverageAnnualReturnYear01	2.59%
5 years	rr_AverageAnnualReturnYear05	(1.75%)
10 years	rr_AverageAnnualReturnYear10	0.02%
International Value Portfolio | International Value Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
01	rr_AnnualReturn2001	(21.87%)
02	rr_AnnualReturn2002	(13.91%)
03	rr_AnnualReturn2003	27.71%
04	rr_AnnualReturn2004	16.42%
05	rr_AnnualReturn2005	9.43%
06	rr_AnnualReturn2006	25.69%
07	rr_AnnualReturn2007	6.24%
08	rr_AnnualReturn2008	(47.78%)
09	rr_AnnualReturn2009	28.00%
10	rr_AnnualReturn2010	2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.44%)
International Value Portfolio | International Value Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	859
International Value Portfolio | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
10 years	rr_AverageAnnualReturnYear10	3.50%
American Funds Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds ® Asset Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks high total returns (including income andcapital gains) consistent with preservation of capital over the long-term.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[10]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio's turnover rate was 9.22% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.22%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests all of its assets in Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Asset Allocation Fund).

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the manager expects, (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equity securities, 20% to 50% in debt securities and 0% to 40% in money market instruments. As of December 31, 2010, the Master Asset Allocation Fund was approximately 76% invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the manager’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may also invest up to 25% of its debt assets in lower quality debt securities. Such securities are sometimes referred to as “junk bonds.”

The basic investment philosophy of the Master Asset Allocation Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Dividend Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Asset Allocation Strategies Risk: Seek to balance investments among different types of investments and strategies in an attempt to manage risks. This type of strategy is still subject to price volatility and can still lose money, particularly during periods of broad market declines.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Master/Feeder Mutual Fund Structure: The portfolio bears the fees and expenses of the Master Fund in addition to its own fees and expenses, which could result in a higher overall expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its broad-based market benchmark indexes. The indexes represent the equity and fixed income components of the portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares portfolio performance to its broad-based market benchmark indexes.The indexes represent the equity and fixed income components of the portfolio.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 11.47%; 2nd quarter 2010: (8.54%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	American Funds Asset Allocation Portfolio
1 year	rr_AverageAnnualReturnYear01	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	21.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
American Funds Asset Allocation Portfolio | American Funds Asset Allocation Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.95%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,527
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	12.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.54%)
American Funds Asset Allocation Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
American Funds Asset Allocation Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
Pacific Dynamix Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Conservative Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and moderate growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 21.69% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.69%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes — U.S. stocks, international stocks, and bonds — by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. A majority of the Underlying Portfolios are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio also invests in certain Underlying Portfolios that are not index portfolios. Although the portfolio seeks to provide diversification across major asset classes, it may invest a significant portion of its assets in any one Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests heavily in debt securities, principally investment grade securities, including mortgage-related securities and also invests a considerable portion of its assets in equity securities such as common stocks of U.S. and international companies. As of the date of this prospectus, the portfolio’s target asset class allocations are 60% of its assets to fixed income, 29% to domestic equity and 11% to international equity.

Underlying Portfolio Allocation Targets (as of 5/1/11)

PD Aggregate Bond Index	54%
PD High Yield Bond Market	6%
PD Large-Cap Growth Index	11%
PD Large-Cap Value Index	13%
PD Small-Cap Growth Index	2%
PD Small-Cap Value Index	3%
PD International Large-Cap	10%
PD Emerging Markets	1%

Although the portfolios expects to be fully invested at all times, itmay maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in anindividual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares the portfolio performance to its broad-based market indexes. Each index corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based indexesshown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 9.25%; 2nd quarter 2010: (3.07%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Conservative Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	10.28%
Since Inception	rr_AverageAnnualReturnSinceInception	14.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio | Pacific Dynamix Conservative Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.20%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[12]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	820
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	10.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.07%)
Pacific Dynamix Conservative Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	26.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Conservative Growth Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	15.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Moderate Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 10.34% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.34%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes — U.S. stocks, international stocks, and bonds — by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. A majority of the Underlying Portfolios are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio also invests in certain Underlying Portfolios that are not index portfolios. Although the portfolio seeks to provide diversification across major asset classes, it may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests heavily in equity securities, principally in common stocks of U.S. and international companies, but also invests a considerable portion of its assets in debt securities, such as investment grade securities, including mortgage-related securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 42% of its assets to domestic equity, 18% to international equity and 40% to fixed income.

Underlying Portfolio Allocation Targets (as of 5/1/11)

PD Aggregate Bond Index	35%
PD High Yield Bond Market	5%
PD Large-Cap Growth Index	16%
PD Large-Cap Value Index	19%
PD Small-Cap Growth Index	3%
PD Small-Cap Value Index	4%
PD International Large-Cap	15%
PD Emerging Markets	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares the portfolio performance to its broad- based market indexes. Each index corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 11.96%; 2nd quarter 2010: (6.07%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Moderate Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	11.92%
Since Inception	rr_AverageAnnualReturnSinceInception	19.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio | Pacific Dynamix Moderate Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.20%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[12]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	353
10 years	rr_ExpenseExampleYear10	829
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	11.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.07%)
Pacific Dynamix-Moderate Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	26.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix-Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Moderate Growth Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	19.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks moderately high, long-term growth of capital with low, current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 22.35% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.35%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes — U.S. stocks, international stocks, and bonds — by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. A majority of the Underlying Portfolios are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio also invests in certain Underlying Portfolios that are not index portfolios. Although the portfolio seeks to provide diversification across major asset classes, it may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests very heavily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in debt securities, such as investment grade securities, including mortgage-related securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 56% of its assets to domestic equity, 24% to international equity and 20% to fixed income.

Underlying Portfolio Allocation Targets (as of 5/1/11)

PD Aggregate Bond Index	20%
PD Large-Cap Growth Index	20%
PD Large-Cap Value Index	23%
PD Small-Cap Growth Index	6%
PD Small-Cap Value Index	7%
PD International Large-Cap	19%
PD Emerging Markets	5%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligatedto do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to takeadvantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securitiesat a loss if it is required to raise cash to conduct its operations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Small Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class I returns compare to a broad-based market index. The table below compares the portfolio performance to its broad- based market indexes. Each index corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 14.50%; 2nd quarter 2010: (9.01%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Growth Portfolio
1 year	rr_AverageAnnualReturnYear01	13.82%
Since Inception	rr_AverageAnnualReturnSinceInception	23.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.20%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[12]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	360
10 years	rr_ExpenseExampleYear10	856
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	13.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
Pacific Dynamix - Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	26.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Growth Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	23.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Portfolio Optimization Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and preservation of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio's performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests primarily in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a portion of its assets in equity securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 7% of its assets to cash equivalents, 73% to fixed income, 15% to domestic equity and 5% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	16%	Equity Index:	2%
Floating Rate Loan:	8%	Large-Cap Growth:	2%
High Yield Bond:	6%	Large-Cap Value:	4%
Inflation Managed:	10%	Long/Short Large-Cup:	2%
Inflation Protected:	7%	Mid-Cap Equity:	3%
Managed Bond:	21%	International Large-Cap:	3%
Short Duration Bond:	11%	International Value:	2%
Comstock:	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

•Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[13]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[13]
Total annual operating expenses	rr_ExpensesOverAssets	0.83%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.73%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	244
Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate-Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and moderate growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests the majority of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a considerable portion of its assets in equity securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 5% of its assets to cash equivalents, 57% to fixed income, 28% to domestic equity and 10% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	12%	Large-Cap Growth:	2%
Floating Rate Loan:	6%	Large-Cap Value:	5%
High Yield Bond:	5%	Long/Short Large-Cup:	3%
Inflation Managed:	8%	Main Street Core:	2%
Inflation Protected:	5%	Mid-Cap Equity:	2%
Managed Bond:	17%	Mid-Cap Growth:	2%
Short Duration Bond:	8%	Mid-Cap Value:	2%
American Funds Growth:	1%	Small-Cap Equity:	1%
Comstock:	4%	Emerging Markets:	1%
Dividend Growth:	2%	International Large-Cap:	4%
Equity Index:	3%	International Small-Cap:	2%
Growth LT:	1%	International Value:	2%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is ,they are more likely to default than higher rated securities.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[13]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[13]
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	260
Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an "Acquired Fund" or "Underlying Portfolio" or collectively, the "Underlying Portfolios"). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests the majority of assets in equity securities, principally in common stocks of U.S. and international companies, but also invests a significant portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives. As of the date of this prospectus, the portfolio’s target asset class allocations are 2% of its assets to cash equivalents, 42% to fixed income, 40% to domestic equity and 16% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	8%	Large-Cap Growth:	3%
Floating Rate Loan:	3%	Large-Cap Value:	7%
High Yield Bond:	4%	Long/Short Large-Cap:	4%
Inflation Managed:	6%	Main Street Core:	2%
Inflation Protected:	4%	Mid-Cap Equity:	3%
Managed Bond:	14%	Mid-Cap Growth:	2%
Short Duration Bond:	3%	Mid-Cap Value:	3%
American Funds Growth:	1%	Small-Cap Equity:	1%
American Funds Growth-		Small-Cap Growth:	1%
Income:	3%	Small-Cap Value:	1%
Comstock:	5%	Emerging Markets:	3%
Dividend Growth:	2%	International Large-Cap:	5%
Equity Index:	4%	International Small-Cap:	3%
Growth LT:	2%	International Value:	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Active Management Risk: There is no guarantee that the manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Forward Commitments Risk: Fixed income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in "undervalued" companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[13]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[13]
Total annual operating expenses	rr_ExpensesOverAssets	0.93%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.83%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	276
Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investments and strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests primarily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities. As of the date of this prospectus, the portfolio’s target asset class allocations are 25% of its assets to fixed income, 53% to domestic equity and 22% to international equity. International includes emerging market countries.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	5%	Long/Short Large-Cap:	4%
Inflation Managed:	4%	Main Street Core:	3%
Inflation Protected:	3%	Mid-Cap Equity:	5%
Managed Bond:	8%	Mid-Cap Growth:	3%
Short Duration Bond:	3%	Mid-Cap Value:	3%
American Funds Growth:	2%	Small-Cap Equity:	5%
American Funds Growth-		Small-Cap Growth:	2%
Income:	3%	Small-Cap Value:	1%
Comstock:	6%	Real Estate:	2%
Dividend Growth:	3%	Emerging Markets:	4%
Equity Index:	5%	International Large-Cap:	6%
Growth LT:	2%	International Small-Cap:	4%
Large-Cap Growth:	3%	International Value:	4%
Large-Cap Value:	7%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed byredemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Derivatives Risk: Derivatives can be complex instruments,which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies,particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa,may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance.Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance.Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[13]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[13]
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.87%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	289
Portfolio Optimization Aggressive-Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Aggressive-Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks high, long-term capital appreciation.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investments and strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The portfolio aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in Class P shares of other Pacific Select Fund portfolios (each, an “Acquired Fund” or “Underlying Portfolio” or collectively, the “Underlying Portfolios”). Each Underlying Portfolio invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. The portfolio may invest a significant portion of its assets in any Underlying Portfolio.

Through investments in the Underlying Portfolios, this portfolio invests primarily in equity securities, principally in common stocks of U.S. and international (including emerging market countries) companies. As of the date of this prospectus, the portfolio’s target asset class allocations are 8% of its assets to fixed income, 65% to domestic equity and 27% to international equity.

The Underlying Portfolios are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Portfolio allocations.

Underlying Portfolio Allocation Targets (as of 5/1/11)

Diversified Bond:	2%	Mid-Cap Equity:	6%
Managed Bond:	4%	Mid-Cap Growth:	4%
American Funds Growth:	2%	Mid-Cap Value:	4%
American Funds Growth-		Small-Cap Equity:	5%
Income:	3%	Small-Cap Growth:	2%
Comstock:	7%	Small-Cap Index:	2%
Dividend Growth:	3%	Small-Cap Value:	2%
Equity Index:	6%	Real Estate:	3%
Growth LT:	2%	Emerging Markets:	5%
Large-Cap Growth:	4%	International Large-Cap:	8%
Large-Cap Value:	8%	International Small-Cap:	5%
Long/Short Large-Cap:	5%	International Value:	5%
Main Street Core:	3%

Although the portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the portfolio’s allocations to determine whether rebalancing is appropriate and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Portfolios from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance.Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance.Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio, Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[13]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[13]
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	304
PD Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Aggregate Bond Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar- denominated investment grade bond market.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 148.73% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.73%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in debt instruments included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). Generally, fixed income securities are those that are included in the Barclays Capital U.S. Aggregate Bond Index (Aggregate Bond Index) or are those fixed income securities that the manager has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, including forward commitments, such as TBA (“to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The manager seeks to match the total return of the Aggregate Bond Index, before taking into account portfolio costs. The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.

The manager does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology.

The management team will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways.Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government.There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 3.51%; 4th quarter 2010: (1.24%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD Aggregate Bond Index Portfolio
1 year	rr_AverageAnnualReturnYear01	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.15%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.27%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[15]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	77
5 years	rr_ExpenseExampleYear05	142
10 years	rr_ExpenseExampleYear10	333
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	6.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
PD Aggregate Bond Index Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD High Yield Bond Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD High Yield Bond Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate;actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 40.05% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.05%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in non- investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called “junk bonds.” Generally, these instruments are those that are included in the Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index (High Yield Index) or have economic characteristics similar to securities included in that index. The manager seeks to match the total return of the High Yield Index, before taking into account portfolio costs. The High Yield Index is an index that is an issuer constrained version of the Barclay’s Capital U.S. High-Yield Bond Index which covers the U.S. dollar denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a prorata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market. There are no restrictions with respect to credit quality.

The manager does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a “sampling” methodology.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 11.59%; 2nd quarter 2010: (0.15%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD High Yield Bond Market Portfolio
1 year	rr_AverageAnnualReturnYear01	13.05%
Since Inception	rr_AverageAnnualReturnSinceInception	19.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.35%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[16]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.34%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	35
3 years	rr_ExpenseExampleYear03	140
5 years	rr_ExpenseExampleYear05	255
10 years	rr_ExpenseExampleYear10	590
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	13.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.15%)
PD High Yield Bond Market Portfolio | Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	14.94%
Since Inception	rr_AverageAnnualReturnSinceInception	29.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Large-Cap Growth Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 56.10% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.10%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Growth Index. As of December 31, 2010, the market capitalization range of the Russell 1000 Growth Index was approximately  $1.24 billion to  $372.66 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broadermeconomic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller marketcapitalizations.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 13.83%; 2nd quarter 2010: (11.90%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returnas of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD Large-Cap Growth Index Portfolio
1 year	rr_AverageAnnualReturnYear01	16.17%
Since Inception	rr_AverageAnnualReturnSinceInception	27.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.23%	[15]
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	68
5 years	rr_ExpenseExampleYear05	123
10 years	rr_ExpenseExampleYear10	287
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	16.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.90%)
PD Large-Cap Growth Index Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	28.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Large-Cap Value Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of large-capitalization value companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 54.98% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.98%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Value Index. As of December 31, 2010, the market capitalization range of the Russell 1000 Value Index was approximately  $251 million to  $372.66 billion. Generally, these securities are those that are included in the Russell 1000 Value Index or have economic characteristics similar to securities included in that index. The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.08%; 2nd quarter 2010: (11.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD Large-Cap Value Index Portfolio
1 year	rr_AverageAnnualReturnYear01	14.89%
Since Inception	rr_AverageAnnualReturnSinceInception	26.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.22%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	66
5 years	rr_ExpenseExampleYear05	119
10 years	rr_ExpenseExampleYear10	275
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	14.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.40%)
PD Large-Cap Value Index Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	27.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Growth Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below doesnot reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 69.43% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.43%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Growth Index. As of December 31, 2010, the market capitalization range of the Russell 2000 Growth Index was approximately  $24 million to  $5 billion. Generally, these securities are those that are included in the Russell 2000 Growth Index or economic characteristics similar to securities included in that index. The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 4th quarter 2010: 17.06%; 2nd quarter 2010: (9.56%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD Small-Cap Growth Index Portfolio
1 year	rr_AverageAnnualReturnYear01	28.24%
Since Inception	rr_AverageAnnualReturnSinceInception	34.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	0.42%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[17]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.21%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	114
5 years	rr_ExpenseExampleYear05	214
10 years	rr_ExpenseExampleYear10	509
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	28.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.56%)
PD Small-Cap Growth Index Portfolio | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	36.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Value Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.82% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.82%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Value Index. As of December 31, 2010, the market capitalization range of the Russell 2000 Value Index was approximately  $42 million to  $4.05 billion. Generally, these securities are those that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 22.53%; 2nd quarter 2010: (11.01%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD Small-Cap Value Index Portfolio
1 year	rr_AverageAnnualReturnYear01	23.67%
Since Inception	rr_AverageAnnualReturnSinceInception	32.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual operating expenses	rr_ExpensesOverAssets	0.41%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[17]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.21%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	111
5 years	rr_ExpenseExampleYear05	210
10 years	rr_ExpenseExampleYear10	498
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	23.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.01%)
PD Small-Cap Value Index Portfolio | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	33.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD International Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD International Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.25% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.25%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The portfolio invests a significant amount of its assets in non-U.S. investments. The manager defines non-U.S. investments as issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). An issuer may be deemed located in a country if a majority of its assets are in such country or if it derives a majority of its operating income in that country. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The manager may also invest in exchange traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the U.S., for purposes of gaining exposure to the equity markets while maintaining liquidity.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid- capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.67%; 2nd quarter 2010: (14.85%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD International Large-Cap Portfolio
1 year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	23.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD International Large-Cap Portfolio | PD International Large-Cap Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.25%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[18]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.30%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	127
5 years	rr_ExpenseExampleYear05	232
10 years	rr_ExpenseExampleYear10	541
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	7.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.85%)
PD International Large-Cap Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	26.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest  $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 7.25% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.25%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in emerging markets investments. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Such emerging markets investments will be in issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The manager may also invest in exchange traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the U.S., for purposes of gaining exposure to the equity markets while maintaining liquidity.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non- principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment objective, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing how the portfolio’s Class P returns compare to a broad-based market index. The table below compares portfolio performance to its benchmark index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 21.10%; 2nd quarter 2010: (8.86%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Label	rr_AverageAnnualReturnLabel	PD Emerging Markets Portfolio
1 year	rr_AverageAnnualReturnYear01	20.04%
Since Inception	rr_AverageAnnualReturnSinceInception	38.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Emerging Markets Portfolio | PD Emerging Markets Portfolio, Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	0.81%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	20.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.86%)
PD Emerging Markets Portfolio | MSCI Emerging Markets Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
Since Inception	rr_AverageAnnualReturnSinceInception	42.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund.
[4]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.
[5]	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund.
[6]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth-Income Fund.
[7]	The investment adviser has contractually agreed to waive 0.015% (rounded in fee table) of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.
[8]	The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.
[9]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch is terminated.
[10]	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund.
[11]	Expense information in the table has been restated to reflect current fees.
[12]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if theinvestment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.
[13]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[14]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Portfolio.
[15]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.
[16]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.34%, through April 30, 2012. The agreement will terminate: (i) if the Fund's investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.
[17]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.21%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.
[18]	The investment advisor has contractually agreed to reimburse the portfolio to the extent the total net expenses (excluding extraordinary expenses) exceed 0.30%, through April 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund.